UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2018

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.75%
FGLMC Single Family - 5.40%
Pool Q16506, 3.00%, 02/01/2043	$46,978	$47,626
Pool Q40627, 3.00%, 05/01/2046	6,404,341	6,481,289
Pool Q41877, 3.00%, 07/01/2046	6,468,074	6,545,790
Pool Q43158, 3.00%, 09/01/2046	3,202,357	3,240,834
Pool Q44344, 3.00%, 11/01/2046	1,277,802	1,293,155
Pool Q44395, 3.00%, 11/01/2046	3,578,416	3,621,412
Pool Q45623, 3.00%, 01/01/2047	5,973,596	6,048,214
Pool Q07121, 3.50%, 04/01/2042	486,095	505,113
Pool Q07398, 3.50%, 04/01/2042	128,620	133,909
Pool Q37430, 3.50%, 11/01/2045	2,880,076	2,986,897
Pool Q38376, 3.50%, 01/01/2046	4,213,604	4,369,885
Pool Q39359, 3.50%, 03/01/2046	5,337,751	5,535,727
Pool Q40641, 3.50%, 05/01/2046	3,215,022	3,334,267
Pool Q45628, 3.50%, 01/01/2047	6,119,776	6,346,757
Pool Q47221, 3.50%, 03/01/2047	1,453,839	1,507,761
Pool Q48279, 3.50%, 05/01/2047	1,776,851	1,846,627
Pool Q49035, 3.50%, 06/01/2047	2,651,921	2,755,707
Pool Q49605, 3.50%, 07/01/2047	1,153,340	1,198,630
Pool Q50393, 3.50%, 09/01/2047	4,288,571	4,447,633
Pool A95574, 4.00%, 12/01/2040	182,702	193,626
Pool A97097, 4.00%, 02/01/2041	121,377	128,319
Pool A97712, 4.00%, 03/01/2041	449,612	480,560
Pool Q03658, 4.00%, 10/01/2041	482,832	511,201
Pool Q04226, 4.00%, 10/01/2041	313,609	331,548
Pool Q39374, 4.00%, 03/01/2046	119,608	126,607
Pool Q47223, 4.00%, 03/01/2047	2,396,249	2,538,493
Pool Q47775, 4.00%, 04/01/2047	1,744,552	1,850,474
Pool Q48287, 4.00%, 05/01/2047	4,673,585	4,942,819
Pool Q48819, 4.00%, 06/01/2047	3,408,245	3,615,187
Pool Q49040, 4.00%, 06/01/2047	6,875,508	7,283,657
Pool Q49606, 4.00%, 07/01/2047	5,293,052	5,607,270
Pool Q49898, 4.00%, 08/01/2047	2,485,820	2,629,021
Pool Q50397, 4.00%, 08/01/2047	4,559,467	4,830,132
Pool A91363, 4.50%, 03/01/2040	327,225	354,162
Pool A91756, 4.50%, 03/01/2040	324,634	350,344
Pool A92905, 4.50%, 06/01/2040	137,650	147,872
Pool A93467, 4.50%, 08/01/2040	298,561	323,140
Pool Q01597, 4.50%, 05/01/2041	306,953	329,817
Pool Q02377, 4.50%, 07/01/2041	277,263	297,932
Pool Q47624, 4.50%, 04/01/2047	1,454,417	1,573,801
Pool Q48294, 4.50%, 05/01/2047	1,362,391	1,474,224
Pool Q49044, 4.50%, 07/01/2047	2,729,561	2,949,163
Pool Q49608, 4.50%, 07/01/2047	1,180,647	1,277,564
Pool A68734, 5.00%, 07/01/2037	20,566	22,328
Pool A91364, 5.00%, 03/01/2040	425,405	464,151
Pool A91757, 5.00%, 04/01/2040	56,262	61,094
Pool A92906, 5.00%, 07/01/2040	316,843	345,182
Pool A56707, 5.50%, 01/01/2037	70,321	77,239
Pool A58653, 5.50%, 03/01/2037	114,029	125,247
Pool A68746, 5.50%, 10/01/2037	148,069	162,636
Pool A76192, 5.50%, 04/01/2038	303,618	334,383
Pool A76444, 5.50%, 04/01/2038	115,675	127,055
Pool A78742, 5.50%, 06/01/2038	997,579	1,103,203
Pool G06072, 6.00%, 06/01/2038	547,158	615,977
Pool G06073, 6.50%,, 10/01/2037	920,642	1,082,837
		110,915,498

FHA Project Loans - 0.49%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,964,081	3,096,515
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,646,288	6,031,986
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	603,480	642,454
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	252,534	251,760
Pool Reilly, 7.43%,, 08/25/2021 (a) (b)	76,709	76,525
		10,099,240

FNMA Multifamily - 14.88%
Pool AM6550, 1.21%, 01/01/2019	156,547	155,773
Pool AM8728, 1.52%, VAR LIBOR USD 1 Month+0.300%, 05/01/2025	5,723,188	5,667,293
Pool AM4462, 1.66%, VAR LIBOR USD 1 Month+0.440%, 11/01/2023	1,132,849	1,135,558

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool AM4701, 1.71%, VAR LIBOR USD 1 Month+0.490%, 11/01/2023	$3,757,473	$3,756,384
Pool AM2208, 1.81%, 01/01/2020	684,630	684,686
Pool AN1342, 1.89%, VAR LIBOR USD 1 Month+0.670%, 05/01/2026	750,000	749,724
Pool AN2159, 2.06%, 12/01/2022	1,477,067	1,470,639
Pool AN3157, 2.25%, 10/01/2026	4,480,000	4,390,048
Pool 471510, 2.29%, 06/01/2019	679,289	684,937
Pool AM2024, 2.30%, 01/01/2023	1,001,324	1,011,868
Pool AN1684, 2.30%, 06/01/2023	2,752,458	2,779,545
Pool AM2274, 2.31%, 01/01/2023	504,499	511,981
Pool AM1114, 2.34%, 11/01/2022	1,137,073	1,146,775
Pool AN4892, 2.35%, 01/01/2022	2,200,000	2,231,585
Pool AM1718, 2.46%, 02/01/2023	920,894	937,685
Pool AM2198, 2.48%, 01/01/2023	103,308	105,372
Pool AN2189, 2.52%, 07/01/2026	480,000	483,627
Pool AN3584, 2.53%, 11/01/2028	1,000,000	981,848
Pool AN1381, 2.56%, 08/01/2026	1,965,259	1,986,471
Pool AM3905, 2.57%, 07/01/2018	591,218	590,596
Pool AM8256, 2.57%, 03/01/2025	4,800,000	4,873,032
Pool AM8016, 2.60%, 02/01/2022	2,176,731	2,227,433
Pool AM8148, 2.68%, 03/01/2027	3,000,000	3,031,849
Pool AN1428, 2.69%, 04/01/2026	1,524,557	1,550,888
Pool 469829, 2.72%, 12/01/2018	270,340	273,243
Pool AN0668, 2.75%, 10/01/2021	5,074,425	5,234,278
Pool AN0761, 2.75%, 10/01/2021	2,829,469	2,917,846
Pool AN0777, 2.75%, 11/01/2021	5,762,430	5,944,923
Pool AM9007, 2.78%, 05/01/2025	962,065	993,318
Pool AN0454, 2.80%, 02/01/2026	1,190,184	1,222,048
Pool AM8561, 2.82%, 04/01/2025	3,356,160	3,473,845
Pool 466009, 2.84%, 09/01/2017	1,757,567	1,755,804
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,726,323
Pool AN0876, 2.85%, 02/01/2026	1,461,443	1,505,807
Pool AN6116, 2.85%, 07/01/2027	680,129	696,210
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,305,932
Pool 471460, 2.88%, 06/01/2022	1,593,985	1,653,366
Pool AN0350, 2.88%, 12/01/2025	1,650,000	1,698,929
Pool AM7627, 2.95%, 01/01/2025	5,500,000	5,714,375
Pool Fortlane, 2.95%, 11/01/2029 (a) (b)	6,964,000	7,069,058
Pool 471372, 2.96%, 05/01/2022	362,789	377,373
Pool AM8317, 2.96%, 03/01/2025	192,614	200,101
Pool AN5781, 2.96%, 06/01/2029	398,933	405,104
Pool AM9592, 2.97%, 01/01/2023	1,786,720	1,859,202
Pool AM3663, 2.97%, 07/01/2023	934,160	975,371
Pool AN5536, 2.97%, 05/01/2027	4,209,370	4,332,904
Pool AN0476, 3.01%, 12/01/2025	2,331,696	2,426,768
Pool AN0915, 3.01%, 02/01/2026	2,293,518	2,382,520
Pool AN3489, 3.02%, 11/01/2031	1,325,212	1,344,955
Pool AM7831, 3.04%, 01/01/2025	1,952,429	2,039,565
Pool AN3838, 3.05%, 01/01/2022	496,039	515,577
Pool 470211, 3.06%, 12/01/2021	2,265,110	2,360,000
Pool AN5273, 3.06%, 05/01/2027	415,000	430,124
Pool Windhaven, 3.06%, 09/01/2027 (a) (b)	1,525,000	1,568,112
Pool 470607, 3.08%, 03/01/2022	204,479	213,536
Pool AN5758, 3.09%, 06/01/2027	1,575,817	1,628,239
Pool 470619, 3.10%, 03/01/2022	1,602,790	1,634,970
Pool AN6094, 3.11%, 07/01/2032	2,896,932	2,968,993
Pool 471117, 3.12%, 05/01/2022	499,271	522,789
Pool 471333, 3.12%, 08/01/2022	1,547,235	1,596,811
Pool AM9429, 3.12%, 07/01/2025	1,448,274	1,517,439
Pool AN4301, 3.15%, 01/01/2027	1,000,000	1,042,256
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,496,072
Pool AM7796, 3.16%, 02/01/2022	1,902,345	1,985,783
Pool AN6262, 3.20%, 08/01/2027	1,750,000	1,830,841
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,660,313
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,308,281
Pool AN4133, 3.21%, 01/01/2033	742,595	772,244
Pool AM8227, 3.21%, 03/01/2033	96,163	98,079
Pool AM9393, 3.23%, 07/01/2025	3,871,426	4,071,900
Pool AN5192, 3.23%, 04/01/2027	3,718,472	3,898,061
Pool AM9780, 3.31%, 03/01/2031	1,468,670	1,523,208
Pool AM6620, 3.34%, 08/01/2024	2,000,258	2,062,416
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,132,821

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool AN4505, 3.36%, 02/01/2032	$1,000,000	$1,050,995
Pool 470414, 3.37%, 01/01/2022	456,310	455,623
Pool AM3973, 3.37%, 07/01/2023	3,415,628	3,623,262
Pool AN4770, 3.38%, 03/01/2027	4,369,777	4,628,545
Pool AN4978, 3.39%, 03/01/2033	13,250,000	13,924,649
Pool AM9489, 3.40%, 07/01/2030	4,877,576	5,081,690
Pool AN5418, 3.40%, 05/01/2033	385,000	401,359
Pool AM5883, 3.41%, 05/01/2024	1,325,589	1,414,281
Pool AM5986, 3.44%, 06/01/2026	4,600,000	4,883,578
Pool AN4404, 3.45%, 01/01/2027	2,697,059	2,851,606
Pool AN0092, 3.45%, 11/01/2032	3,695,065	3,927,977
Pool 469683, 3.54%, 11/01/2021	1,585,305	1,678,383
Pool AM6060, 3.55%, 06/01/2029	1,905,120	2,036,128
Pool 471656, 3.60%, 06/01/2030	749,373	782,829
Pool AM7220, 3.60%, 11/01/2032	1,010,297	1,023,601
Pool AM4667, 3.69%, 11/01/2023	1,140,381	1,226,606
Pool AN4782, 3.69%, 02/01/2037	1,687,914	1,792,096
Pool AN1108, 3.76%, 03/01/2046	293,258	312,863
Pool AM7937, 3.77%, 06/01/2045	967,452	1,017,301
Pool AN0582, 3.78%, 01/01/2031	415,372	450,449
Pool AN4171, 3.79%, 01/01/2035	842,900	919,968
Pool AM3096, 3.79%, 05/01/2043	367,496	395,243
Pool 469075, 3.82%, 09/01/2021	683,984	730,170
Pool AM9376, 3.83%, 07/01/2045	485,222	495,269
Pool 466973, 3.85%, 01/01/2021	2,128,533	2,256,259
Pool 469094, 3.90%, 09/01/2026	174,078	184,422
Pool 468980, 3.95%, 09/01/2021	726,821	779,345
Pool AN0360, 3.95%, 12/01/2045	5,000,000	5,508,802
Pool 468263, 3.98%, 06/01/2021	4,533,230	4,849,011
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,091,674
Pool AM4154, 4.08%, 08/01/2025	1,017,543	1,122,377
Pool AM2974, 4.10%, 04/01/2043	1,109,537	1,226,890
Pool AN4676, 4.10%, 03/01/2047	1,341,881	1,492,525
Pool AM5197, 4.20%, 01/01/2030	3,217,428	3,584,985
Pool 465435, 4.22%, 07/01/2020	427,565	452,738
Pool 467052, 4.23%, 01/01/2021	906,311	967,995
Pool 467899, 4.23%, 04/01/2021	428,564	459,507
Pool 469501, 4.28%, 11/01/2029	1,286,581	1,419,360
Pool 467460, 4.33%, 04/01/2021	723,927	778,527
Pool AM5386, 4.37%, 03/01/2030	1,055,135	1,187,425
Pool 463873, 4.38%, 11/01/2019	390,022	410,453
Pool 464855, 4.38%, 04/01/2020	852,867	901,463
Pool 467315, 4.46%, 02/01/2021	368,420	396,522
Pool 467732, 4.57%, 04/01/2021	271,759	276,538
Pool 469625, 4.68%, 11/01/2041	2,356,110	2,629,192
Pool 468251, 4.76%, 06/01/2026	577,988	646,708
Pool 464133, 4.85%, 01/01/2025	1,978,269	2,214,650
Pool 387517, 5.02%, 08/01/2020	591,523	633,089
Pool 463944, 5.06%, 12/01/2024	1,952,392	2,208,930
Pool 466907, 5.13%, 03/01/2026	386,455	442,743
Pool 387215, 5.19%, 01/01/2023	423,405	464,694
Pool 465394, 5.20%, 03/01/2026	520,075	587,938
Pool 463895, 5.25%, 10/01/2025	3,124,165	3,583,230
Pool 468996, 5.27%, 06/01/2029	1,157,697	1,302,398
Pool 468520, 5.29%, 01/01/2028	1,385,792	1,596,569
Pool 958081, 5.36%, 01/01/2019	662,946	682,539
Pool 464523, 5.51%, 07/01/2024	1,025,882	1,193,641
Pool 874487, 5.52%, 05/01/2025	483,134	563,785
Pool 873550, 5.55%, 04/01/2024	220,842	252,754
Pool 463000, 5.58%, 08/01/2021	1,221,802	1,354,739
Pool 467505, 5.66%, 03/01/2023	801,181	920,826
Pool 874481, 5.75%, 04/01/2022	3,375,561	3,726,191
Pool 463507, 5.76%, 03/01/2027	3,278,134	3,882,665
Pool 873731, 5.88%, 07/01/2023	1,178,800	1,326,206
Pool 465990, 5.94%, 07/01/2027	453,896	530,916
Pool 387005, 5.95%, 06/01/2022	335,399	355,222
Pool 873949, 5.95%, 09/01/2024	1,217,435	1,362,748
Pool 463657, 5.96%, 10/01/2027	1,087,693	1,297,225
Pool 463839, 5.96%, 11/01/2027	643,036	752,574
Pool 873679, 6.10%, 06/01/2024	427,395	487,403
Pool 467914, 6.10%, 04/01/2041	511,361	639,070
Pool 463997, 6.12%, 12/01/2027	943,687	1,063,764
Pool 958614, 6.22%, 04/01/2027	355,111	414,407

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool 464836, 6.23%, 03/01/2028	$1,664,431	$1,903,489
Pool 465259, 6.29%, 04/01/2028	1,228,916	1,400,334
Pool 385229, 6.33%, 09/01/2017	1,017,710	1,016,414
Pool 465260, 6.33%, 06/01/2028	1,507,152	1,735,065
Pool 464254, 6.34%, 11/01/2027	2,491,653	2,789,758
Pool 464969, 6.34%, 04/01/2028	2,532,603	3,108,537
Pool 464890, 6.37%, 04/01/2028	1,435,905	1,625,600
Pool 874736, 6.43%, 10/01/2025	432,870	492,034
Pool 464632, 6.50%, 02/01/2028	472,821	570,704
Pool 465588, 6.55%, 07/01/2028	573,599	700,700
Pool 466756, 6.59%, 12/01/2028	1,748,300	2,193,773
Pool 464473, 6.60%, 02/01/2040	1,042,364	1,314,514
Pool 464573, 6.72%, 02/01/2040	2,218,715	2,624,255
Pool 466595, 6.78%, 11/01/2025	3,599,522	4,316,201
Pool 469854, 8.26%,, 12/01/2026	1,585,253	1,908,326
		305,781,439

FNMA Single Family - 23.19%
Pool AB6333, 3.00%, 09/01/2042	818,262	832,074
Pool AP7482, 3.00%, 09/01/2042	788,122	801,427
Pool AP9712, 3.00%, 09/01/2042	449,100	456,682
Pool AB7486, 3.00%, 12/01/2042	1,381,449	1,404,629
Pool AR5591, 3.00%, 01/01/2043	83,120	84,523
Pool AB8571, 3.00%, 02/01/2043	1,720,594	1,749,640
Pool AT1983, 3.00%, 04/01/2043	963,171	979,237
Pool AB9496, 3.00%, 05/01/2043	90,744	92,274
Pool AR6415, 3.00%, 05/01/2043	611,653	621,885
Pool AT0343, 3.00%, 05/01/2043	369,698	375,826
Pool AS7134, 3.00%, 05/01/2046	2,602,044	2,633,511
Pool AS7340, 3.00%, 06/01/2046	7,506,224	7,596,998
Pool BC1141, 3.00%, 06/01/2046	1,804,886	1,826,713
Pool AS7521, 3.00%, 07/01/2046	6,217,836	6,293,030
Pool BD0472, 3.00%, 07/01/2046	1,745,899	1,767,012
Pool AS7816, 3.00%, 08/01/2046	10,523,180	10,650,439
Pool BC2796, 3.00%, 08/01/2046	5,185,723	5,248,435
Pool AS7899, 3.00%, 09/01/2046	5,673,999	5,742,616
Pool BD6343, 3.00%, 09/01/2046	1,487,285	1,506,259
Pool AS8079, 3.00%, 10/01/2046	5,446,013	5,511,873
Pool BC4722, 3.00%, 10/01/2046	2,975,060	3,011,038
Pool AS8290, 3.00%, 11/01/2046	5,811,029	5,881,303
Pool AS8463, 3.00%, 12/01/2046	6,788,602	6,870,698
Pool BC9073, 3.00%, 12/01/2046	4,799,679	4,857,722
Pool BD7042, 3.00%, 03/01/2047	1,274,424	1,290,775
Pool TBA, 3.50%, 09/01/2040	4,544,637	4,708,847
Pool AP2097, 3.50%, 08/01/2042	97,746	101,772
Pool AS0092, 3.50%, 07/01/2043	455,647	472,489
Pool AU1769, 3.50%, 08/01/2043	583,655	605,365
Pool AX3104, 3.50%, 09/01/2044	437,133	453,424
Pool AX0901, 3.50%, 10/01/2044	392,156	406,594
Pool AS3724, 3.50%, 11/01/2044	412,101	427,273
Pool AX2559, 3.50%, 11/01/2044	340,715	354,769
Pool AS3925, 3.50%, 12/01/2044	290,255	300,940
Pool AX4858, 3.50%, 12/01/2044	1,626,676	1,686,563
Pool AY1745, 3.50%, 12/01/2044	308,472	319,829
Pool AS4238, 3.50%, 01/01/2045	577,595	598,860
Pool AX7551, 3.50%, 01/01/2045	1,285,107	1,332,419
Pool AS4392, 3.50%, 02/01/2045	431,553	448,687
Pool AY4388, 3.50%, 02/01/2045	1,473,638	1,534,414
Pool AS4536, 3.50%, 03/01/2045	1,475,325	1,529,640
Pool AX9585, 3.50%, 03/01/2045	3,043,790	3,155,849
Pool AY5019, 3.50%, 03/01/2045	1,345,595	1,395,134
Pool AS4738, 3.50%, 04/01/2045	2,805,292	2,908,570
Pool AY1387, 3.50%, 04/01/2045	1,203,414	1,247,719
Pool AS4913, 3.50%, 05/01/2045	3,657,407	3,792,057
Pool AY3458, 3.50%, 05/01/2045	3,271,135	3,391,564
Pool AY8252, 3.50%, 05/01/2045	953,081	990,000
Pool AY8271, 3.50%, 05/01/2045	1,452,386	1,505,857
Pool AS5117, 3.50%, 06/01/2045	4,917,945	5,099,002
Pool AZ2274, 3.50%, 06/01/2045	1,400,939	1,452,516
Pool AZ2316, 3.50%, 06/01/2045	1,160,463	1,203,187
Pool AS5351, 3.50%, 07/01/2045	8,114,145	8,412,872
Pool AZ0805, 3.50%, 07/01/2045	8,477,894	8,790,013
Pool AZ5686, 3.50%, 07/01/2045	1,100,453	1,140,967
Pool AS5579, 3.50%, 08/01/2045	2,620,292	2,716,760

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool AZ5696, 3.50%, 08/01/2045	$914,654	$950,118
Pool AS5767, 3.50%, 09/01/2045	6,092,744	6,317,052
Pool AZ2904, 3.50%, 09/01/2045	3,395,478	3,520,485
Pool AZ9193, 3.50%, 09/01/2045	1,155,672	1,198,219
Pool AS5917, 3.50%, 10/01/2045	4,635,322	4,805,975
Pool AZ4755, 3.50%, 10/01/2045	2,643,556	2,748,665
Pool AS6127, 3.50%, 11/01/2045	3,072,962	3,186,095
Pool AS6309, 3.50%, 12/01/2045	5,410,163	5,609,341
Pool BC0066, 3.50%, 12/01/2045	4,731,566	4,905,762
Pool AS6467, 3.50%, 01/01/2046	11,245,242	11,659,243
Pool AS6616, 3.50%, 02/01/2046	7,354,510	7,625,271
Pool BC0223, 3.50%, 02/01/2046	10,471,322	10,856,831
Pool BC0226, 3.50%, 02/01/2046	259,203	268,746
Pool AS6785, 3.50%, 03/01/2046	12,485,379	12,945,036
Pool AS6956, 3.50%, 04/01/2046	4,703,962	4,877,141
Pool BC0801, 3.50%, 04/01/2046	5,199,768	5,391,201
Pool AS7135, 3.50%, 05/01/2046	749,501	777,094
Pool BC6041, 3.50%, 05/01/2046	4,615,503	4,785,426
Pool BD0456, 3.50%, 06/01/2046	1,587,389	1,645,829
Pool BC9068, 3.50%, 12/01/2046	2,075,818	2,152,240
Pool AS8635, 3.50%, 01/01/2047	7,166,564	7,430,406
Pool AS8808, 3.50%, 02/01/2047	3,636,519	3,770,399
Pool AS8918, 3.50%, 03/01/2047	7,995,680	8,290,046
Pool BD7046, 3.50%, 03/01/2047	7,334,494	7,604,518
Pool BE7198, 3.50%, 03/01/2047	1,147,375	1,193,314
Pool AS9380, 3.50%, 04/01/2047	5,414,767	5,614,115
Pool BH1139, 3.50%, 04/01/2047	1,504,597	1,559,990
Pool BH1158, 3.50%, 04/01/2047	773,948	802,441
Pool AS9548, 3.50%, 05/01/2047	7,924,803	8,216,560
Pool BD2416, 3.50%, 05/01/2047	3,332,573	3,455,264
Pool AS9814, 3.50%, 06/01/2047	6,217,945	6,446,863
Pool BE3687, 3.50%, 06/01/2047	1,931,594	2,002,707
Pool BH5307, 3.50%, 06/01/2047	1,113,234	1,156,644
Pool AS9943, 3.50%, 07/01/2047	6,492,695	6,731,727
Pool BH5329, 3.50%, 07/01/2047	1,036,729	1,074,897
Pool BH2607, 3.50%, 08/01/2047	1,518,539	1,574,445
Pool CA0116, 3.50%, 08/01/2047	3,755,514	3,893,775
Pool BH5391, 3.50%, 09/01/2047	1,588,085	1,646,551
Pool AC1837, 4.00%, 08/01/2039	407,155	433,146
Pool AE5434, 4.00%, 10/01/2040	402,568	428,162
Pool AE9905, 4.00%, 10/01/2040	262,634	277,943
Pool AE7634, 4.00%, 11/01/2040	706,303	752,487
Pool AE7705, 4.00%, 11/01/2040	371,661	392,761
Pool AE8205, 4.00%, 11/01/2040	305,210	324,229
Pool AE8779, 4.00%, 12/01/2040	82,361	87,037
Pool AH0540, 4.00%, 12/01/2040	48,309	51,052
Pool AH2978, 4.00%, 01/01/2041	519,267	551,017
Pool AH2979, 4.00%, 01/01/2041	238,944	254,698
Pool AH5274, 4.00%, 01/01/2041	977,691	1,037,483
Pool AH5643, 4.00%, 01/01/2041	506,003	539,314
Pool AH5665, 4.00%, 02/01/2041	793,008	843,480
Pool AH5670, 4.00%, 02/01/2041	455,359	483,839
Pool AH5671, 4.00%, 02/01/2041	551,471	585,310
Pool AH5672, 4.00%, 02/01/2041	297,659	318,551
Pool AH6770, 4.00%, 03/01/2041	364,218	386,602
Pool AH7282, 4.00%, 03/01/2041	701,536	744,257
Pool AH8877, 4.00%, 04/01/2041	327,105	350,010
Pool AI0124, 4.00%, 04/01/2041	85,571	90,920
Pool AI9871, 4.00%, 09/01/2041	720,478	762,437
Pool AJ3460, 4.00%, 09/01/2041	328,263	348,103
Pool AJ4024, 4.00%, 10/01/2041	488,481	518,297
Pool AJ5285, 4.00%, 11/01/2041	614,081	652,531
Pool AJ7662, 4.00%, 12/01/2041	601,004	637,667
Pool AU9998, 4.00%, 09/01/2043	1,545,446	1,638,391
Pool AS0716, 4.00%, 10/01/2043	2,599,973	2,753,143
Pool AU6713, 4.00%, 10/01/2043	1,435,310	1,524,217
Pool AU6721, 4.00%, 10/01/2043	1,105,497	1,171,528
Pool AU8404, 4.00%, 10/01/2043	1,057,038	1,122,513
Pool AV0191, 4.00%, 10/01/2043	345,621	365,321
Pool AV0214, 4.00%, 10/01/2043	783,864	830,515
Pool AS0929, 4.00%, 11/01/2043	1,612,185	1,706,862
Pool AU6992, 4.00%, 11/01/2043	1,205,758	1,289,279
Pool AU6999, 4.00%, 11/01/2043	1,919,431	2,050,008

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool AU7007, 4.00%, 11/01/2043	$2,261,143	$2,393,890
Pool AS1368, 4.00%, 12/01/2043	1,175,356	1,243,336
Pool AV0670, 4.00%, 12/01/2043	2,607,862	2,760,884
Pool AS1427, 4.00%, 01/01/2044	1,079,092	1,149,759
Pool AV2348, 4.00%, 01/01/2044	3,503,487	3,711,883
Pool AV6342, 4.00%, 01/01/2044	1,538,898	1,631,544
Pool AW0278, 4.00%, 01/01/2044	694,911	738,060
Pool AS1671, 4.00%, 02/01/2044	1,187,021	1,263,958
Pool AV5020, 4.00%, 02/01/2044	2,980,358	3,155,809
Pool AS1877, 4.00%, 03/01/2044	767,970	815,583
Pool AV7087, 4.00%, 03/01/2044	3,019,974	3,196,521
Pool AS2127, 4.00%, 04/01/2044	1,075,979	1,138,002
Pool AV7157, 4.00%, 04/01/2044	1,461,461	1,545,927
Pool AW0985, 4.00%, 05/01/2044	1,105,131	1,168,974
Pool AW3597, 4.00%, 06/01/2044	4,491,289	4,750,079
Pool AW5358, 4.00%, 06/01/2044	781,603	827,141
Pool AW6680, 4.00%, 06/01/2044	2,030,104	2,147,336
Pool AS2826, 4.00%, 07/01/2044	4,351,135	4,602,639
Pool AW8968, 4.00%, 07/01/2044	1,864,592	1,970,634
Pool AS3009, 4.00%, 08/01/2044	2,363,785	2,500,156
Pool AW8540, 4.00%, 08/01/2044	676,451	715,246
Pool AW9273, 4.00%, 08/01/2044	1,284,996	1,360,380
Pool AS3247, 4.00%, 09/01/2044	2,115,066	2,236,685
Pool AS3493, 4.00%, 10/01/2044	1,896,197	2,005,496
Pool AX0902, 4.00%, 10/01/2044	1,397,550	1,477,953
Pool AX3165, 4.00%, 10/01/2044	483,104	510,531
Pool AS3951, 4.00%, 11/01/2044	346,526	366,199
Pool AX2558, 4.00%, 11/01/2044	700,384	745,918
Pool AX4856, 4.00%, 12/01/2044	1,971,317	2,100,615
Pool AX7550, 4.00%, 12/01/2044	586,104	621,360
Pool AY5025, 4.00%, 03/01/2045	2,859,672	3,022,532
Pool AY8277, 4.00%, 05/01/2045	934,452	987,534
Pool AZ5697, 4.00%, 08/01/2045	1,460,414	1,543,324
Pool AZ2921, 4.00%, 09/01/2045	766,392	813,895
Pool AZ9195, 4.00%, 09/01/2045	1,333,815	1,412,262
Pool BE7194, 4.00%, 03/01/2047	3,693,297	3,902,972
Pool BE7216, 4.00%, 04/01/2047	2,327,603	2,465,221
Pool BH1143, 4.00%, 04/01/2047	1,944,449	2,054,839
Pool BD2419, 4.00%, 05/01/2047	1,645,091	1,738,486
Pool BH1167, 4.00%, 05/01/2047	1,999,174	2,117,375
Pool BE3689, 4.00%, 06/01/2047	5,230,630	5,527,582
Pool BH5309, 4.00%, 06/01/2047	4,670,771	4,946,933
Pool BE3762, 4.00%, 07/01/2047	3,794,733	4,010,166
Pool BH5335, 4.00%, 07/01/2047	1,343,953	1,425,237
Pool BH5361, 4.00%, 08/01/2047	1,876,292	1,984,308
Pool BH5395, 4.00%, 09/01/2047	2,113,104	2,240,904
Pool AC4095, 4.50%, 09/01/2039	9,809	10,545
Pool 890226, 4.50%, 08/01/2040	6,333,117	6,847,775
Pool AD8493, 4.50%, 08/01/2040	389,849	423,143
Pool AE3014, 4.50%, 09/01/2040	519,595	563,608
Pool AH5666, 4.50%, 01/01/2041	179,613	193,148
Pool AH5644, 4.50%, 02/01/2041	234,889	255,822
Pool AH6769, 4.50%, 03/01/2041	2,290,892	2,488,541
Pool AH7512, 4.50%, 03/01/2041	643,183	697,638
Pool AH8880, 4.50%, 04/01/2041	500,738	543,633
Pool AH8881, 4.50%, 04/01/2041	736,187	799,146
Pool AI0125, 4.50%, 04/01/2041	787,589	853,268
Pool AI2268, 4.50%, 04/01/2041	941,949	1,021,603
Pool AI3491, 4.50%, 06/01/2041	2,135,187	2,316,452
Pool AI5362, 4.50%, 06/01/2041	1,199,286	1,295,764
Pool AI6148, 4.50%, 07/01/2041	477,384	514,401
Pool AI6155, 4.50%, 07/01/2041	1,748,665	1,894,167
Pool AI8446, 4.50%, 07/01/2041	511,777	553,142
Pool AI8166, 4.50%, 08/01/2041	1,086,219	1,176,594
Pool AI8167, 4.50%, 08/01/2041	1,252,738	1,358,083
Pool AI9872, 4.50%, 09/01/2041	892,247	964,222
Pool AJ4025, 4.50%, 10/01/2041	932,704	1,008,527
Pool AV0226, 4.50%, 10/01/2043	554,957	600,584
Pool AV6346, 4.50%, 01/01/2044	851,569	920,125
Pool BH1145, 4.50%, 04/01/2047	1,152,369	1,246,313
Pool 890230, 5.00%, 07/01/2040	7,073,116	7,736,626
Pool AD8500, 5.00%, 08/01/2040	618,982	676,557
Pool AH6772, 5.00%, 03/01/2041	173,966	190,014

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool AH8879, 5.00%, 04/01/2041	$462,562	$507,586
Pool AI3492, 5.00%, 06/01/2041	290,067	316,856
Pool AI6154, 5.00%, 07/01/2041	281,938	307,982
Pool 890246, 5.50%, 11/01/2038	2,365,492	2,638,323
Pool 890247, 6.00%, 09/01/2038	3,908,326	4,420,421
Pool 886136, 6.50%, 07/01/2036	185,781	205,856
Pool 900106, 6.50%, 08/01/2036	65,407	72,475
Pool 900649, 6.50%, 09/01/2036	142,460	157,854
Pool 947771, 6.50%,, 09/01/2037	97,536	108,075
		476,495,050

GNMA Multifamily - 22.45%
Pool 2013-73 A, 0.98%, 12/16/2035	753,526	741,575
Pool 2013-45 A, 1.45%, 10/16/2040	699,045	691,417
Pool 2013-61 A, 1.45%, 01/16/2043	427,045	416,214
Pool 2013-30 A, 1.50%, 05/16/2042	1,211,211	1,189,559
Pool 2013-85 A, 1.55%, 09/16/2046	1,658,254	1,591,873
Pool 2013-7 AC, 1.60%, 03/16/2047	1,708,245	1,647,637
Pool 2012-27 A, 1.61%, 07/16/2039	791,163	780,015
Pool 2012-139 AB, 1.67%, 02/16/2053	370,757	354,388
Pool 2013-118 AC, 1.70%, 06/16/2036	2,373,379	2,356,857
Pool 2013-50 AB, 1.73%, 05/16/2045	1,421,016	1,391,038
Pool 2013-29 AB, 1.77%, 10/16/2045	1,147,866	1,126,435
Pool 2012-144 AD, 1.77%, 01/16/2053	583,439	568,640
Pool 2013-179 A, 1.80%, 07/16/2037	1,852,474	1,844,622
Pool 2012-99 AE, 1.80%, 02/16/2048	4,277,648	4,159,744
Pool 2013-12 AB, 1.83%, 11/16/2052	255,177	246,662
Pool 2013-72 AC, 1.88%, 05/16/2046	4,843,897	4,746,626
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,679,373	1,629,306
Pool 2014-168 A, 1.90%, 06/16/2041	425,117	423,117
Pool 2012-150 AB, 1.90%, 08/16/2044	183,461	180,891
Pool 2012-120 A, 1.90%, 02/16/2053	1,328,554	1,288,531
Pool 2014-52 A, 1.95%, 09/16/2036	424,224	422,666
Pool 2012-83 AB, 1.98%, 05/16/2045	1,097,326	1,077,257
Pool 2013-176 AB, 2.00%, 11/16/2038	136,502	135,170
Pool 2013-107 A, 2.00%, 05/16/2040	116,563	114,883
Pool 2013-92 AB, 2.00%, 02/16/2043	1,089,260	1,075,048
Pool 2013-143 A, 2.00%, 04/16/2043	146,915	145,982
Pool 2013-176 AC, 2.00%, 03/16/2046	2,358,233	2,292,786
Pool 2013-128 AB, 2.00%, 10/16/2051	2,782,098	2,694,828
Pool 2012-72 AB, 2.03%, 02/16/2046	195,353	193,832
Pool 2012-112 AD, 2.09%, 02/16/2053	257,216	252,676
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	558,579	544,870
Pool 2012-2 AB, 2.11%, 03/16/2037	573,796	572,117
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	265,850	260,095
Pool AA8478, 2.15%, 05/15/2035	347,870	342,151
Pool AA8479, 2.15%, 11/15/2035	723,385	711,154
Pool 2014-67 A, 2.15%, 05/16/2039	1,932,355	1,923,152
Pool 2012-70 AB, 2.18%, 08/16/2052	529,852	513,036
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,029,478
Pool 2014-78 A2, 2.20%, 04/16/2047	1,650,138	1,649,737
Pool 2013-94 AB, 2.20%, 03/16/2054	487,614	474,790
Pool 2016-152, 2.20%, 08/15/2058	2,748,694	2,672,892
Pool 2014-75 A, 2.21%, 06/16/2047	896,892	897,441
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	298,464
Pool AC5324, 2.23%, 09/15/2032	2,536,089	2,502,826
Pool 2016-40, 2.25%, 03/16/2050	9,722,383	9,517,120
Pool 2012-111 AB, 2.25%, 09/16/2052	2,810,596	2,802,993
Pool 2016-175, 2.25%, 02/16/2057	4,949,446	4,876,026
Pool 2014-29 AB, 2.30%, 01/16/2041	2,533,574	2,532,849
Pool 2014-130 CA, 2.30%, 11/16/2042	218,175	214,784
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,456,794
Pool 2017-20, 2.30%, 09/16/2057	2,382,991	2,335,030
Pool 2016-125, 2.30%, 12/16/2057	3,992,697	3,904,934
Pool 2017-003, 2.30%, 09/16/2058	5,154,424	5,043,509
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	2,500,000	2,411,117
Pool 2015-125 AB, 2.35%, 04/16/2047	9,261,025	9,324,426
Pool 2016-87, 2.35%, 03/16/2058	983,722	965,137
Pool 2016-14 DA, 2.40%, 05/16/2046	5,162,916	5,105,603
Pool 2016-40, 2.40%, 06/16/2049	3,874,483	3,803,230
Pool 2017-30, 2.40%, 03/16/2051	4,857,741	4,816,123
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	164,025	163,750
Pool 2017-50, 2.40%, 01/16/2057	6,913,129	6,783,115
Pool 2015-183 AF, 2.40%, 07/16/2057	6,397,929	6,322,958

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool 2016-96, 2.40%, 12/16/2057	$906,082	$885,848
Pool 2017-16, 2.40%, 01/16/2058	2,082,373	2,057,967
Pool 2017-29, 2.40%, 01/16/2058	6,458,505	6,400,722
Pool 2016-113, 2.40%, 02/16/2058	1,827,229	1,787,509
Pool 2017-49, 2.40%, 05/16/2058	3,581,952	3,541,323
Pool 2017-41, 2.40%, 07/16/2058	2,586,378	2,557,923
Pool 2017-7, 2.40%, 12/16/2058(c)	3,534,533	3,398,288
Pool 778465, 2.45%, 09/15/2047	1,681,016	1,652,142
Pool AC9553, 2.47%, 02/15/2048	9,222,774	9,030,581
Pool AE4484, 2.50%, 06/15/2048	3,906,549	3,826,661
Pool 2017-111, 2.50%, 06/16/2051	399,478	398,618
Pool 2015-114 AD, 2.50%, 11/15/2051	3,067,823	3,071,629
Pool 2013-193 AE, 2.50%, 10/16/2054	2,021,826	2,026,236
Pool 2017-9, 2.50%, 09/16/2056	2,153,532	2,124,284
Pool 2017-28, 2.50%, 02/15/2057	8,427,157	8,311,276
Pool 2016-36 A, 2.50%, 03/16/2057	968,108	957,107
Pool 2017-72, 2.50%, 04/16/2057	1,145,389	1,129,200
Pool 2016-71, 2.50%, 10/16/2057	6,494,430	6,418,563
Pool 2017-46, 2.50%, 11/16/2057	9,931,385	9,833,180
Pool 2017-64, 2.50%, 11/16/2057	3,332,245	3,284,803
Pool 2017-22, 2.50%, 12/16/2057	9,922,605	9,819,518
Pool 2017-47, 2.50%, 08/16/2058	2,590,790	2,565,304
Pool 2017-81, 2.50%, 09/16/2058	1,495,697	1,473,585
Pool 2017-97, 2.50%, 09/16/2058	823,518	816,101
Pool 2017-127, 2.50%, 02/16/2059	1,500,000	1,483,129
Pool 2011-161 B, 2.53%, 07/16/2038	604,076	606,009
Pool 2013-126 A, 2.55%, 10/16/2047 (c)	3,400,379	3,369,458
Pool 2016-64, 2.55%, 12/16/2057	2,472,344	2,443,296
Pool STRU AM-1473 AK, 2.60%, 08/01/2047 (a) (b)	2,400,000	2,397,750
Pool 2017-106, 2.60%, 04/16/2051	873,759	870,816
Pool 2015-101 AE, 2.60%, 03/16/2052	1,766,765	1,757,429
Pool 2014-164 AN, 2.60%, 03/16/2055 (c)	8,001,787	8,022,823
Pool 2014-153 AC, 2.60%, 06/16/2055	2,862,822	2,874,187
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,828,352	5,800,141
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,956,845	6,914,391
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,424,727	1,414,079
Pool 2016-24, 2.60%, 12/16/2056	6,678,408	6,639,921
Pool 2016-41, 2.60%, 06/16/2057	1,924,092	1,906,370
Pool 2017-90, 2.60%, 07/16/2057	924,169	924,369
Pool 2017-62 AE, 2.60%, 11/16/2057	1,487,192	1,483,055
Pool 2017-92, 2.60%, 06/16/2058	3,591,029	3,598,955
Pool 2017-74, 2.60%, 09/16/2058	8,075,726	7,994,579
Pool 2017-108, 2.60%, 10/16/2058	1,159,720	1,151,450
Pool 2017-70, 2.60%, 10/16/2058	598,321	592,923
Pool 2017-124, 2.60%, 12/15/2058	2,300,000	2,285,138
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,497,880	2,471,725
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,100,000	2,075,553
Pool 2017-105, 2.60%, 01/16/2059	999,220	990,456
Pool 2017-94, 2.60%, 02/16/2059	623,530	619,940
Pool 2017-126, 2.60%, 05/16/2059	225,000	223,576
Pool 2017-61, 2.60%, 05/16/2059	1,943,289	1,926,178
Pool 591746, 2.63%, 06/15/2048	811,390	810,564
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	1,364,702	1,371,280
Pool 2015-33 AH, 2.65%, 02/16/2045	1,047,343	1,052,631
Pool 2015-86 AC, 2.65%, 03/16/2050	3,985,771	3,978,854
Pool 2015-171 EA, 2.65%, 12/16/2052	96,837	96,457
Pool 2012-112 B, 2.65%, 01/16/2053	3,035,000	2,995,687
Pool 2016-178, 2.65%, 08/15/2058	11,979,164	11,941,749
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,875,396	1,876,451
Pool 2014-125 A, 2.70%, 03/16/2047	1,643,149	1,654,734
Pool 2014-175 AC, 2.70%, 08/16/2055	2,428,771	2,427,634
Pool AA1574, 2.73%, 07/15/2032	2,134,481	2,139,499
Pool AC3668, 2.73%, 04/15/2043	6,294,016	6,296,181
Pool 2015-108 A, 2.75%, 01/16/2056	1,121,872	1,125,929
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	3,119,104	3,117,049
Pool 2016-85, 2.75%, 03/16/2057 (c)	1,471,116	1,467,921
Pool 2017-54, 2.75%, 09/16/2057	1,294,491	1,292,951
Pool 2010-156 AC, 2.76%, 03/16/2039	561,027	561,858
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,512,365	3,520,848
Pool 2014-89 AB, 2.80%, 05/16/2054	1,310,428	1,323,808
Pool 2014-186 AH, 2.80%, 08/16/2054	4,356,086	4,365,292
Pool 2015-140 AC, 2.80%, 11/16/2056	2,975,490	2,980,776
Pool 2015-150 AE, 2.80%, 01/16/2057	1,240,496	1,223,679

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	$3,322,731	$3,334,879
Pool 2012-35 A, 2.83%, 10/16/2043	43,423	43,628
Pool 2014-14 AC, 2.84%, 10/16/2046 (c)	2,665,650	2,679,081
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	583,273	586,616
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	2,371,703	2,383,122
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	5,290,150	5,346,906
Pool AV9479, 2.90%, 10/15/2051	8,515,528	8,667,122
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	516,895
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	2,479,427	2,495,526
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	1,526,289	1,523,023
Pool AD6658, 2.97%, 01/15/2036	1,425,401	1,443,487
Pool 2011-27 B, 3.00%, 09/16/2034	252,022	252,351
Pool 2011-143 A, 3.00%, 07/16/2043	1,579,283	1,597,682
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	2,875,000	2,824,557
Pool 2017-40, 3.00%, 05/16/2050 (c)	964,235	965,924
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,412,972
Pool 2014-135 AK, 3.00%, 08/16/2055 (c)	3,028,704	3,047,609
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	3,600,000	3,584,746
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	2,260,000	2,234,023
Pool AF4094, 3.05%, 08/15/2035	3,406,877	3,462,490
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,513,004
Pool 2013-193, 3.06%, 02/16/2055	200,000	200,839
Pool 2014-47 AG, 3.09%, 02/16/2048	770,368	780,348
Pool AS2544, 3.10%, 04/15/2042	843,675	866,020
Pool AK8205, 3.10%, 09/15/2055	9,505,272	9,912,034
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	4,926,000	4,859,033
Pool AK7838, 3.21%, 05/15/2042	2,837,884	2,936,042
Pool AK7840, 3.25%, 03/15/2050	964,182	1,006,569
Pool 2014-186 CU, 3.25%, 08/16/2054	1,000,000	983,456
Pool AI1113, 3.37%, 01/15/2050	2,884,556	3,020,263
Pool 2014-155 DC, 3.40%, 06/16/2047 (c)	2,300,000	2,366,602
Pool AT8470, 3.40%, 10/15/2051	1,898,218	2,000,889
Pool AN9543, 3.45%, 11/15/2050	1,721,209	1,816,491
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,014,630
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	3,147,084	3,245,779
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	3,500,000	3,586,082
Pool AD8950, 3.51%, 09/15/2048	2,139,544	2,250,295
Pool AM0526, 3.51%, 05/15/2050	1,119,762	1,181,468
Pool AH5339, 3.55%, 12/15/2050	1,315,330	1,395,601
Pool AC6851, 3.62%, 08/15/2048	942,583	996,058
Pool AC6853, 3.62%, 08/15/2048	942,583	996,058
Pool AG5019, 3.73%, 03/15/2049	4,235,577	4,474,904
Pool 661707, 3.75%, 12/15/2054	883,892	933,308
Pool AG7484, 3.83%, 03/15/2049	476,377	504,317
Pool AO6152, 3.94%, 01/15/2045	2,034,069	2,167,916
Pool AH7386, 4.00%, 11/15/2053	1,951,412	2,078,497
Pool AK4399, 4.00%, 01/15/2057	1,780,137	1,921,472
Pool 768250, 4.01%, 08/15/2052	2,452,809	2,573,406
Pool 749575, 4.25%, 11/15/2046	1,464,644	1,528,112
Pool 758139, 4.25%, 02/15/2053	188,550	198,920
Pool AH1338, 4.61%, 06/15/2055	490,703	529,551
Pool AF8136, 4.70%, 04/15/2044	1,305,748	1,384,093
Pool 712102, 5.15%, 11/15/2032	459,980	470,713
Pool 734980, 5.25%, 11/15/2051	197,719	206,287
Pool 699710, 5.43%, 07/15/2044	363,732	371,007
Pool 637911, 6.00%, 07/15/2035	367,567	368,337
Pool 636413, 6.25%, 04/15/2036	641,239	642,615
Pool 643896, 6.50%,, 06/15/2049	1,275,688	1,300,139
		461,363,666

GNMA Single Family - 2.21%
Pool AD1699, 3.00%, 02/15/2043	667,804	684,208
Pool AV5053, 3.00%, 10/20/2046	1,022,474	1,045,253
Pool G2 AX5461, 3.00%, 12/20/2046	1,980,485	2,023,037
Pool G2 AX5544, 3.00%, 01/20/2047	1,230,078	1,256,508
Pool 778944, 3.50%, 03/15/2042	411,212	429,786
Pool 779075, 3.50%, 04/15/2042	297,514	311,507
Pool 779354, 3.50%, 06/15/2042	30,408	31,831
Pool G2 AX5545, 3.50%, 01/20/2047	2,055,897	2,147,633
Pool BC5351, 3.50%, 09/20/2047	1,755,617	1,831,204
Pool 737576, 4.00%, 11/15/2040	57,971	61,423
Pool 737712, 4.00%, 12/15/2040	375,934	398,068
Pool 757173, 4.00%, 12/20/2040	425,480	449,945
Pool 737837, 4.00%, 01/15/2041	654,225	693,132

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool 759104, 4.00%, 01/15/2041	$477,865	$504,792
Pool 2759436, 4.00%, 01/20/2041	183,031	194,010
Pool 2759466, 4.00%, 01/20/2041	657,910	694,064
Pool 759191, 4.00%, 02/15/2041	453,898	479,476
Pool 2759301, 4.00%, 02/20/2041	545,485	576,944
Pool 2763042, 4.00%, 04/20/2041	101,217	106,959
Pool 738629, 4.00%, 08/15/2041	733,475	776,586
Pool 738630, 4.00%, 08/15/2041	390,741	414,560
Pool 770515, 4.00%, 08/15/2041	959,753	1,016,008
Pool 738735, 4.00%, 09/15/2041	1,124,297	1,190,428
Pool 738954, 4.00%, 11/15/2041	308,902	326,308
Pool 778766, 4.00%, 01/15/2042	710,411	751,280
Pool 778847, 4.00%, 02/15/2042	452,144	477,806
Pool AF3781, 4.00%, 09/15/2043	1,276,896	1,348,849
Pool AG8734, 4.00%, 12/15/2043	560,281	591,853
Pool 717198, 4.50%, 06/15/2039	321,705	346,436
Pool 714594, 4.50%, 07/15/2039	186,126	199,825
Pool 720208, 4.50%, 07/15/2039	493,706	536,442
Pool 726402, 4.50%, 10/15/2039	54,424	58,255
Pool 728954, 4.50%, 12/15/2039	541,445	584,163
Pool 729017, 4.50%, 01/15/2040	538,950	584,499
Pool 737051, 4.50%, 03/15/2040	361,585	388,626
Pool 737222, 4.50%, 05/15/2040	409,573	442,003
Pool 698160, 4.50%, 07/15/2040	324,743	347,605
Pool 748456, 4.50%, 08/15/2040	651,684	709,231
Pool 738152, 4.50%, 04/15/2041	599,520	644,395
Pool 762882, 4.50%, 04/15/2041	232,254	248,605
Pool 738267, 4.50%, 05/15/2041	483,058	518,975
Pool 763543, 4.50%, 05/15/2041	94,850	101,536
Pool 738397, 4.50%, 06/15/2041	977,260	1,062,491
Pool 770396, 4.50%, 06/15/2041	281,031	300,816
Pool 2783417, 4.50%, 08/20/2041	5,398,960	5,864,575
Pool 688624, 5.00%, 05/15/2038	340,078	372,054
Pool 411105, 5.00%, 01/15/2039	106,562	116,092
Pool 439079, 5.00%, 02/15/2039	221,029	243,974
Pool 646728, 5.00%, 03/15/2039	85,308	93,047
Pool 646750, 5.00%, 04/15/2039	139,752	152,428
Pool 646777, 5.00%, 05/15/2039	40,508	44,131
Pool 720288, 5.00%, 08/15/2039	315,789	345,124
Pool 722944, 5.00%, 08/15/2039	100,361	109,338
Pool 726290, 5.00%, 09/15/2039	635,429	704,908
Pool 723006, 5.00%, 10/15/2039	471,871	518,280
Pool 726403, 5.00%, 10/15/2039	260,908	287,850
Pool 737055, 5.00%, 03/15/2040	307,153	334,626
Pool 658393, 5.00%, 06/15/2040	441,001	481,980
Pool 2783418, 5.00%, 06/20/2040	3,990,273	4,229,809
Pool 684677, 5.50%, 03/15/2038	190,093	211,008
Pool 684802, 5.50%, 04/15/2038	193,337	214,609
Pool 2688636, 5.50%, 05/20/2038	366,020	398,693
Pool 690974, 5.50%, 06/15/2038	46,601	51,728
Pool 2691179, 5.50%, 06/20/2038	89,624	97,606
Pool 693574, 5.50%, 07/15/2038	75,676	84,002
Pool 2409120, 5.50%, 07/20/2038	227,501	247,788
Pool 2700671, 5.50%, 10/20/2038	207,295	225,797
Pool 411116, 5.50%, 01/15/2039	171,238	190,078
Pool 2684988, 6.00%, 03/20/2038	106,161	118,056
Pool 688626, 6.00%, 05/15/2038	121,638	137,517
Pool 2688637, 6.00%, 05/20/2038	97,200	108,086
Pool 2693900, 6.00%, 07/20/2038	158,303	175,664
Pool 696513, 6.00%, 08/15/2038	39,743	44,931
Pool 2696843, 6.00%, 08/20/2038	147,813	164,377
Pool 699255, 6.00%, 09/15/2038	343,972	388,875
Pool 2698997, 6.00%, 09/20/2038	153,096	170,253
Pool 705999, 6.00%, 01/15/2039	99,251	112,207
Pool 2706407, 6.00%, 01/20/2039	70,602	78,504
Pool 582048, 6.50%, 01/15/2032	26,943	29,634
Pool 2696844, 6.50%, 08/20/2038	183,832	200,585
Pool 2706408, 6.50%, 01/20/2039	45,121	45,712
Pool 530199, 7.00%,, 03/20/2031	50,989	52,062
		45,333,349

HUD - 0.43%
2011-A, 2.05%,, 08/01/2019	800,000	804,372
2010-A, 3.30%,, 08/01/2019	5,718,000	5,913,767

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
0614, 5.51%,, 08/01/2020	$820,000	$836,175
0620, 5.77%,, 08/01/2026	1,350,000	1,378,530
		8,932,844

Small Business Administration - 3.66%
Pool American, 1.25%, 08/30/2022 (c)	701,522	732,524
Pool Cleburne, 1.25%, 08/30/2022 (c)	480,453	502,093
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	107,410	109,293
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	65,266	66,360
Pool Gentleden, 1.25%, 04/10/2023 (c)	169,870	173,277
Pool Juice It Up, 1.25%, 09/19/2023 (c)	58,012	59,080
Pool Charles Corner, 1.25%, 04/29/2034 (c)	473,422	491,803
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (c)	267,578	278,450
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (c)	120,182	125,545
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (c)	291,057	304,038
Pool 507253, 1.50%, VAR Prime Rate by Country+-2.750%, 05/25/2030	64,727	63,936
Pool 508901, 1.60%, VAR Prime Rate by Country+-2.650%, 07/25/2020	55,976	55,618
Pool 508206, 1.60%, VAR Prime Rate by Country+-2.650%, 09/25/2032	40,685	40,129
Pool 508298, 1.60%, VAR Prime Rate by Country+-2.650%, 01/25/2033	237,693	234,419
Pool 508506, 1.63%, VAR Prime Rate by Country+-2.625%, 06/25/2033	274,987	272,887
Pool 508716, 1.82%, VAR Prime Rate by Country+-2.430%, 06/25/2034	396,559	396,579
Pool 508890, 1.90%, VAR Prime Rate by Country+-2.355%, 06/25/2020	100,405	100,228
Pool 3046316007, 2.13%, 12/03/2032 (c)	224,239	229,254
Pool 509347, 2.25%, VAR Prime Rate by Country+-2.000%, 11/25/2022	244,826	244,449
Pool 509392, 2.25%, VAR Prime Rate by Country+-2.000%, 07/25/2023	1,067,578	1,069,916
Pool 509409, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2023	867,773	871,446
Pool 509596, 2.25%, VAR Prime Rate by Country+-2.000%, 11/25/2024	789,729	794,500
Pool 509670, 2.25%, VAR Prime Rate by Country+-2.000%, 04/25/2025	719,818	726,238
Pool 509678, 2.25%, VAR Prime Rate by Country+-2.000%, 05/25/2025	1,878,416	1,897,454
Pool 509748, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2025	3,243,927	3,273,968
Pool 509133, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2036	724,060	726,509
Pool 509348, 2.25%, VAR Prime Rate by Country+-2.000%, 02/25/2038	650,154	654,019
Pool 509350, 2.25%, VAR Prime Rate by Country+-2.000%, 03/25/2038	1,392,416	1,400,308
Pool 509391, 2.25%, VAR Prime Rate by Country+-2.000%, 06/25/2038	1,494,334	1,503,015
Pool 509417, 2.25%, VAR Prime Rate by Country+-2.000%, 10/25/2038	1,128,363	1,138,972
Pool 509460, 2.25%, VAR Prime Rate by Country+-2.000%, 01/25/2039	1,719,498	1,729,138
Pool 509491, 2.25%, VAR Prime Rate by Country+-2.000%, 02/25/2039	3,412,134	3,431,210
Pool 509541, 2.25%, VAR Prime Rate by Country+-2.000%, 08/25/2039	1,139,004	1,144,890
Pool 509573, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2039	3,118,003	3,147,075
Pool 509575, 2.25%, VAR Prime Rate by Country+-2.000%, 10/25/2039	2,262,700	2,279,323
Pool 509661, 2.25%, VAR Prime Rate by Country+-2.000%, 03/25/2040	3,381,132	3,424,790
Pool 509688, 2.25%, VAR Prime Rate by Country+-2.000%, 08/25/2040	4,919,448	4,988,383
Pool 509735, 2.25%, VAR Prime Rate by Country+-2.000%, 09/25/2040	4,144,740	4,197,515
Pool 509760, 2.25%, VAR Prime Rate by Country+-2.000%, 11/25/2040	3,237,258	3,271,234
Pool 509977, 2.65%, VAR Prime Rate by Country+-1.600%, 03/25/2042	396,040	411,093

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Pool 510004, 3.00%, VAR Prime Rate by Country+-1.250%, 05/25/2042	$768,395	$817,296
Pool Premie, 3.08%, 08/29/2038(c)	702,368	788,999
Pool 509793, 3.11%, VAR Prime Rate by Country+-1.144%, 01/25/2041	2,064,661	2,183,948
Pool Animal, 3.33%, 06/04/2023(c)	288,160	310,792
Pool Econolodge, 3.57%, 09/11/2037 (c)	825,732	941,695
Pool 509010, 3.58%, VAR Prime Rate by Country+-0.675%, 01/25/2036	110,672	118,211
Pool 509900, 4.15%, VAR Prime Rate by Country+-0.098%, 03/25/2042	4,663,267	5,199,954
Pool Schatz, 4.33%, 10/04/2023 (c)	23,632	26,326
Pool 522305, 4.44%, VAR Prime Rate by Country+0.194%, 11/25/2028	540,577	587,553
Pool Knights Inn, 4.61%, 08/27/2035	653,542	755,643
Pool 509967, 4.65%, VAR Prime Rate by Country+0.402%, 03/25/2032	393,594	438,448
Pool 522053, 4.76%, VAR Prime Rate by Country+0.505%, 05/25/2026	279,119	301,845
Pool 509647, 4.86%, VAR Prime Rate by Country+0.605%, 12/25/2026	668,990	724,811
Pool Valeri, 4.88%, 11/15/2023 (c)	55,899	62,736
Pool 521984, 4.90%, VAR Prime Rate by Country+0.648%, 10/25/2038	427,641	482,889
Pool 521884, 4.95%, VAR Prime Rate by Country+0.704%, 08/25/2037	440,495	500,234
Pool 522194, 4.95%, VAR Prime Rate by Country+0.696%, 09/25/2040	273,555	313,758
Pool 521967, 4.98%, VAR Prime Rate by Country+0.730%, 06/25/2038	2,030,204	2,309,622
Pool 522371, 5.06%, VAR Prime Rate by Country+0.805%, 10/25/2029	247,118	274,310
Pool 522125, 5.10%, VAR Prime Rate by Country+0.848%, 10/25/2026	256,246	280,617
Pool 522328, 5.10%, VAR Prime Rate by Country+0.853%, 05/25/2029	98,904	109,843
Pool 521919, 5.10%, VAR Prime Rate by Country+0.847%, 12/25/2037	184,440	209,820
Pool 521860, 5.11%, VAR Prime Rate by Country+0.857%, 03/25/2037	517,300	582,735
Pool 521970, 5.11%, VAR Prime Rate by Country+0.855%, 07/25/2038	737,102	843,055
Pool 522029, 5.14%, VAR Prime Rate by Country+0.890%, 02/25/2039	90,092	103,479
Pool 522268, 5.15%, VAR Prime Rate by Country+0.896%, 01/25/2029	2,370,128	2,628,012
Pool 522158, 5.18%, VAR Prime Rate by Country+0.930%, 01/25/2027	1,388,175	1,518,498
Pool 522020, 5.20%, VAR Prime Rate by Country+0.947%, 02/25/2026	279,589	302,524
Pool 522387, 5.21%, VAR Prime Rate by Country+0.962%, 01/25/2030	401,943	452,070
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	48,459	51,799
Pool 522317, 5.23%, VAR Prime Rate by Country+0.979%, 03/25/2029	909,049	1,013,451
Pool 522156, 5.24%, VAR Prime Rate by Country+0.985%, 05/25/2040	954,240	1,102,938
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	55,239	59,295
Pool 522282, 5.38%, VAR Prime Rate by Country+1.131%, 09/25/2028	375,679	421,312
Pool 522327, 5.44%, VAR Prime Rate by Country+1.185%, 05/25/2029	1,390,387	1,573,926
Pool 522150, 5.51%, VAR Prime Rate by Country+1.255%, 02/25/2026	87,468	96,186
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	264,689	279,575
		75,329,163

Small Business Administration Participation Certificates - 0.00%
2008-20C, 5.49%, 03/01/2028	18,947	20,691
2008-20E, 5.49%, 05/01/2028	61,744	67,385
		88,076

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
USDA Loan - 0.04%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	$757,101	$815,562
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,488,369,331)		1,495,153,887

MUNICIPAL BONDS - 22.09%
Arkansas - 0.05%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	210,000	210,177
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	427,138
3.40%, 11/01/2020	450,000	460,363
		1,097,678

California - 1.78%
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	807,399
2.79%, 08/01/2036	5,930,000	5,873,487
3.66%, 02/01/2029	3,250,000	3,346,720
3.85%, 08/01/2031	3,250,000	3,377,660
Livermore Redevelopment Agency
0.77%, 07/15/2039 (c)	1,600,000	1,600,000
Los Angeles
2.50%, 09/01/2022	3,945,000	4,006,424
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	250,000
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	705,144
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	1,001,160
2.13%, 09/01/2020	400,000	399,828
2.50%, 09/01/2021	415,000	416,971
2.75%, 09/01/2022	500,000	505,845
3.50%, 09/01/2027	250,000	256,065
3.75%, 09/01/2031	605,000	610,191
Napa Community Redevelopment Agency
5.60%, 09/01/2018	185,000	185,204
Oakland
2.00%, 01/15/2021	615,000	620,738
3.00%, 01/15/2025	2,960,000	3,047,823
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	764,628
San Francisco City & County Redevelopment Agency
1.85%, 08/01/2018	600,000	599,598
2.19%, 08/01/2019	1,260,000	1,263,452
2.53%, 08/01/2020	1,480,000	1,496,043
3.13%, 08/01/2024	1,850,000	1,885,317
3.63%, 08/01/2026	575,000	601,076
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	1,003,560
2.15%, 11/01/2021	500,000	503,885
2.40%, 11/01/2022	500,000	506,290
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,039,688
		36,674,196

Colorado - 0.37%
Colorado State Educational & Cultural Facilities Authority
1.77%, 02/01/2019	500,000	499,325
2.12%, 02/01/2020	740,000	741,465
2.38%, 02/01/2021	100,000	100,540
Colorado State Housing & Finance Authority
3.00%, 08/01/2047	1,000,000	1,007,750
3.40%, 11/01/2045	2,956,028	3,016,775
3.85%, 07/01/2057	2,217,000	2,244,646
		7,610,501

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
Delaware - 0.29%
Delaware State Housing Authority
2.65%, 11/01/2041	$6,005,000	$5,969,811

District of Columbia - 0.53%
District of Columbia Housing Finance Agency
3.24%, 03/01/2049	9,465,455	9,525,560
3.88%, 06/15/2045	1,322,545	1,367,763
		10,893,323

Florida - 1.05%
Florida State Housing Finance Corp.
0.88%, 06/01/2048 (c) (d)	1,100,000	1,100,000
2.45%, 01/01/2043	3,482,351	3,423,186
2.80%, 07/01/2041	2,355,559	2,364,817
2.80%, 07/01/2041	5,280,147	5,300,898
3.13%, 07/01/2037	6,842,827	6,937,327
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	1,997,928	2,003,163
Pinellas County Health Facilities Authority
0.79%, 12/01/2024 (c)	110,000	110,000
Pinellas County Housing Finance Authority
0.82%, 10/01/2048 (c)	400,000	400,000
		21,639,391

Georgia - 0.21%
Atlanta Tax Allocation
1.98%, 01/01/2018	385,000	385,000
1.98%, 01/01/2018	250,000	250,000
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	3,585,000	3,607,335
		4,242,335

Hawaii - 0.03%
Honolulu City & County
3.17%, 10/01/2033	400,000	388,820
3.22%, 10/01/2034	300,000	292,314
		681,134

Illinois - 1.05%
Illinois State Housing Development Authority
0.83%, 08/01/2034 (c) (d)	3,500,000	3,500,000
2.42%, 07/01/2020	245,000	245,032
2.62%, 07/01/2021	685,000	687,103
2.63%, 03/01/2048	3,101,651	3,039,060
2.70%, 01/01/2020	440,000	444,233
2.77%, 01/01/2022	1,090,000	1,102,611
2.80%, 07/01/2020	380,000	384,412
2.81%, 02/01/2021	300,000	301,500
2.91%, 07/01/2022	1,265,000	1,281,496
3.05%, 07/01/2021	340,000	346,004
3.06%, 01/01/2023	775,000	784,680
3.16%, 07/01/2023	885,000	897,160
3.26%, 01/01/2024	910,000	927,654
3.27%, 07/01/2022	335,000	342,805
3.37%, 01/01/2023	170,000	174,542
3.37%, 07/01/2024	950,000	970,368
3.52%, 01/01/2025	770,000	784,091
3.62%, 01/01/2025	195,000	200,637
3.62%, 07/01/2025	170,000	173,861
4.00%, 02/01/2034	3,930,000	4,039,490
4.18%, 08/01/2029	840,000	863,251
		21,489,990

Indiana - 0.01%
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	185,000	185,649

Iowa - 0.22%
Des Moines Area Community College
2.00%, 06/01/2018	750,000	754,380
2.00%, 06/01/2018	510,000	512,978

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
2.05%, 06/01/2024	$845,000	$830,635
2.05%, 06/01/2024	575,000	565,225
2.25%, 06/01/2025	690,000	682,182
2.25%, 06/01/2025	235,000	231,191
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,862
Iowa State Finance Authority
2.30%, 09/01/2040	652,159	638,901
		4,461,354

Kentucky - 0.99%
Kentucky State Housing Corp.
2.34%, 01/01/2018	1,585,000	1,588,614
2.39%, 01/01/2020	340,000	343,373
2.54%, 07/01/2020	230,000	232,753
2.55%, 07/01/2020	1,435,000	1,452,765
2.88%, 01/01/2022	300,000	306,225
2.93%, 07/01/2022	335,000	342,022
3.00%, 11/01/2041	6,965,000	7,031,725
3.38%, 01/01/2025	165,000	169,173
3.50%, 07/01/2031	750,000	754,605
3.86%, 01/01/2034	150,000	151,795
4.00%, 07/01/2037	2,645,000	2,752,228
4.25%, 07/01/2033	2,040,000	2,092,958
4.27%, 01/01/2028	3,000,000	3,100,560
		20,318,796

Louisiana - 0.19%
Louisiana State Housing Corp.
2.10%, 12/01/2038	3,876,054	3,802,797

Maine - 0.04%
Maine State Housing Authority
1.44%, 11/15/2017	860,000	859,940

Maryland - 1.46%
Maryland State Community Development Administration
0.88%, 12/01/2040 (c) (d)	1,200,000	1,200,000
2.36%, 09/01/2018	150,000	151,164
2.49%, 03/01/2019	450,000	456,097
2.86%, 09/01/2040	1,410,000	1,399,171
3.35%, 03/01/2023	705,000	727,772
3.46%, 09/01/2031	5,000,000	4,963,500
3.50%, 09/01/2047	4,235,000	4,312,331
3.80%, 03/01/2039	3,850,000	3,780,122
3.95%, 11/01/2058	4,860,000	4,924,687
4.00%, 09/01/2025	2,635,000	2,721,428
4.42%, 09/01/2037	5,000,000	5,193,000
Montgomery County
4.60%, 05/01/2026	200,000	211,898
		30,041,170

Massachusetts - 1.18%
Chelsea
6.00%, 01/15/2018	260,000	264,108
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	752,114
Massachusetts State Housing Finance Agency
1.66%, 12/01/2018	845,000	839,491
1.80%, 12/01/2019	200,000	199,128
1.93%, 12/01/2019	895,000	889,702
2.06%, 12/01/2020	105,000	103,732
2.25%, 12/01/2021	250,000	248,267
2.30%, 06/01/2020	80,000	80,380
2.45%, 12/01/2022	250,000	248,272
2.55%, 06/01/2023	355,000	352,788
2.65%, 12/01/2023	250,000	248,372
2.80%, 06/01/2024	275,000	274,139
2.90%, 12/01/2024	250,000	249,207
2.95%, 06/01/2025	250,000	249,368
3.00%, 12/01/2025	250,000	248,463
3.15%, 06/01/2027	250,000	248,123

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
3.45%, 12/01/2050 (c)	$1,150,000	$1,192,630
3.85%, 12/01/2028	195,000	201,837
4.50%, 04/15/2054	3,908,375	4,026,525
4.55%, 12/01/2035	500,000	517,540
4.71%, 12/01/2037	1,520,000	1,563,092
4.75%, 12/01/2045	3,490,000	3,574,249
4.84%, 06/01/2043	3,810,000	3,914,889
5.00%, 12/01/2055	3,165,000	3,263,463
6.87%, 12/01/2030	390,000	416,649
		24,166,528

Michigan - 0.42%
Michigan State Housing Development Authority
0.90%, 06/01/2038 (c) (d)	760,000	760,000
2.00%, 10/01/2020	400,000	398,896
2.67%, 04/01/2020	275,000	278,437
2.77%, 10/01/2020	255,000	258,779
3.03%, 04/01/2021	435,000	440,455
3.13%, 10/01/2021	445,000	456,161
3.28%, 04/01/2022	450,000	464,058
3.53%, 04/01/2023	465,000	484,325
3.63%, 10/01/2023	450,000	470,277
3.74%, 10/01/2033	2,835,000	2,838,856
4.33%, 10/01/2029	1,640,000	1,718,064
		8,568,308

Minnesota - 0.43%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	2,432,892	2,437,928
3.43%, 04/01/2047	4,967,960	5,110,291
3.80%, 07/01/2031	510,000	517,696
4.20%, 07/01/2037	790,000	801,692
5.76%, 01/01/2037	40,000	40,156
		8,907,763

Mississippi - 0.12%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	146,047
Mississippi State Home Corp.
3.05%, 12/01/2034	2,249,865	2,286,043
		2,432,090

Missouri - 0.04%
Missouri State Health & Educational Facilities Authority
3.69%, 02/15/2047	170,000	174,969
Missouri State Housing Development Commission
2.65%, 11/01/2040	360,000	359,104
2.65%, 11/01/2041	240,000	239,801
		773,874

New Hampshire - 0.07%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	700,000	710,990
4.00%, 07/01/2035	740,000	755,059
		1,466,049

New Jersey - 1.78%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	329,512
2.01%, 11/01/2018	1,470,000	1,471,676
2.17%, 11/01/2020	385,000	385,743
2.30%, 05/01/2019	1,245,000	1,252,445
2.35%, 11/01/2019	2,050,000	2,061,562
2.38%, 11/01/2017	80,000	80,096
2.49%, 11/01/2021	430,000	433,328
2.65%, 11/01/2020	1,010,000	1,021,292
2.70%, 05/01/2019	360,000	365,058
2.74%, 11/01/2022	300,000	302,373
2.78%, 05/01/2021	1,000,000	1,015,760
2.88%, 11/01/2021	615,000	625,615
2.93%, 11/01/2023	365,000	369,329
2.99%, 11/01/2019	100,000	102,223
3.03%, 05/01/2022	1,000,000	1,024,170
3.05%, 05/01/2020	390,000	399,422

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
3.23%, 11/01/2024	$360,000	$367,816
3.27%, 11/01/2020	100,000	103,203
3.35%, 11/01/2020	395,000	408,047
3.37%, 11/01/2025	385,000	394,121
3.42%, 05/01/2023	2,850,000	2,961,720
3.45%, 05/01/2021	405,000	420,066
3.55%, 11/01/2021	425,000	443,479
3.57%, 11/01/2021	70,000	73,088
3.57%, 11/01/2026	435,000	449,146
3.62%, 11/01/2027	695,000	713,828
3.65%, 05/01/2022	430,000	451,031
3.72%, 11/01/2022	125,000	130,377
3.72%, 11/01/2028	285,000	292,684
3.80%, 11/01/2022	450,000	475,348
3.90%, 05/01/2023	460,000	488,267
4.00%, 11/01/2023	475,000	506,559
4.10%, 05/01/2024	485,000	517,737
4.20%, 11/01/2024	505,000	540,446
4.22%, 11/01/2032	1,355,000	1,419,512
4.57%, 11/01/2027	900,000	952,974
4.63%, 11/01/2036	335,000	349,706
4.70%, 11/01/2037	500,000	523,930
4.87%, 11/01/2047	2,150,000	2,253,888
4.88%, 11/01/2029	2,500,000	2,687,750
4.89%, 11/01/2032	1,435,000	1,521,129
4.97%, 11/01/2051	345,000	361,591
5.00%, 11/01/2046	425,000	449,318
5.09%, 11/01/2043	4,785,000	5,061,286
		36,557,651

New Mexico - 0.33%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	660,380	652,964
2.60%, 09/01/2040	4,465,000	4,406,821
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,690,000	1,769,852
		6,829,637

New York - 4.13%
New York City Housing Development Corp.
1.31%, 11/01/2018	650,000	646,438
1.36%, 05/01/2019	1,535,000	1,523,119
1.46%, 11/01/2019	1,000,000	988,920
1.59%, 11/01/2017	1,225,000	1,225,135
1.63%, 05/01/2020	2,250,000	2,224,328
1.69%, 05/01/2019	165,000	164,589
1.73%, 11/01/2020	1,230,000	1,211,587
1.74%, 05/01/2018	1,240,000	1,241,029
1.75%, 11/01/2017	550,000	550,193
1.83%, 05/01/2021	1,830,000	1,804,508
1.93%, 11/01/2021	615,000	604,514
1.94%, 02/01/2018	550,000	550,918
1.94%, 11/01/2019	290,000	289,669
2.01%, 05/01/2019	1,270,000	1,273,505
2.04%, 11/01/2018	805,000	807,278
2.04%, 05/01/2022	500,000	492,475
2.14%, 11/01/2022	100,000	98,276
2.20%, 05/01/2020	345,000	346,094
2.26%, 11/01/2018	630,000	633,320
2.37%, 05/01/2024	500,000	488,245
2.43%, 05/01/2019	420,000	424,019
2.46%, 05/01/2021	500,000	504,005
2.47%, 11/01/2024	135,000	131,730
2.56%, 11/01/2021	500,000	503,865
2.59%, 11/01/2019	820,000	830,217
2.62%, 05/01/2026	500,000	480,385
2.64%, 11/01/2021	750,000	758,100
2.71%, 02/01/2018	1,730,000	1,738,754
2.71%, 05/01/2022	250,000	253,538
2.74%, 05/01/2022	710,000	720,920
2.77%, 11/01/2021	1,295,000	1,315,163
2.77%, 11/01/2026	250,000	240,955

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
2.81%, 11/01/2022	$300,000	$304,443
2.84%, 11/01/2022	1,000,000	1,016,160
2.89%, 05/01/2023	450,000	456,044
2.95%, 05/01/2022	1,610,000	1,649,719
2.98%, 05/01/2023	1,245,000	1,267,447
2.99%, 11/01/2023	270,000	274,115
3.03%, 11/01/2023	500,000	508,690
3.05%, 11/01/2022	705,000	723,584
3.11%, 02/01/2019	1,775,000	1,807,873
3.11%, 05/01/2023	1,525,000	1,563,018
3.16%, 11/01/2023	1,550,000	1,588,471
3.18%, 05/01/2024	1,070,000	1,097,264
3.19%, 05/01/2024	535,000	549,022
3.23%, 11/01/2024	725,000	741,668
3.28%, 05/01/2025	220,000	223,441
3.29%, 11/01/2024	1,065,000	1,095,576
3.31%, 11/01/2024	1,610,000	1,651,586
3.33%, 11/01/2025	750,000	759,893
3.36%, 05/01/2025	535,000	547,797
3.43%, 02/01/2020	1,830,000	1,900,162
3.46%, 11/01/2025	755,000	774,675
3.51%, 05/01/2026	1,025,000	1,053,208
3.56%, 11/01/2026	505,000	517,362
3.58%, 08/01/2020	965,000	1,010,789
3.61%, 11/01/2027	1,110,000	1,129,736
3.71%, 11/01/2028	200,000	203,098
3.89%, 11/01/2029	995,000	1,011,308
4.32%, 11/01/2035	2,930,000	2,992,497
4.97%, 05/01/2019	1,180,000	1,213,453
5.27%, 08/01/2035	1,000,000	1,069,660
5.63%, 11/01/2024	3,250,000	3,464,923
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	975,766
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	788,348
2.72%, 07/15/2030	1,000,000	958,870
2.77%, 07/15/2031	1,960,000	1,874,642
3.11%, 07/15/2039	170,000	158,964
New York State Housing Finance Agency
0.77%, 11/01/2041 (c)	2,500,000	2,500,000
0.82%, 05/15/2037 (c) (d)	2,100,000	2,100,000
1.10%, 11/01/2046 (c)	4,000,000	4,000,000
4.90%, 08/15/2025 (d)	210,000	211,739
5.05%, 08/15/2039 (d)	1,270,000	1,272,832
New York State Mortgage Agency
1.59%, 04/01/2018	2,000,000	2,002,180
1.97%, 04/01/2018	970,000	973,133
2.43%, 10/01/2019	1,005,000	1,016,628
3.07%, 04/01/2023	490,000	501,638
3.40%, 10/01/2022	1,815,000	1,879,069
3.87%, 10/01/2025	4,355,000	4,516,614
		84,962,896

North Carolina - 0.28%
North Carolina State Housing Finance Agency
2.57%, 01/01/2019	415,350	417,003
2.81%, 07/01/2035	4,365,000	4,331,346
3.41%, 07/01/2022	280,000	289,291
4.01%, 01/01/2026	745,000	771,790
		5,809,430

Ohio - 0.42%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	7,750,432	7,818,868
3.25%, 03/01/2046	689,976	701,430
		8,520,298

Oregon - 0.13%
Oregon State
3.89%, 05/01/2037	2,205,000	2,277,809
Portland
4.62%, 06/15/2018	325,000	331,104

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
6.03%, 06/15/2018	$56,022	$57,689
		2,666,602

Pennsylvania - 0.19%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	512,540
4.01%, 06/01/2033	900,000	967,374
4.86%, 06/01/2018	50,000	51,142
5.41%, 06/01/2022	500,000	556,680
6.39%, 06/01/2024	225,000	257,971
Pennsylvania State Housing Finance Agency
0.82%, 10/01/2034 (c) (d)	635,000	635,000
1.75%, 10/01/2038 (c)	1,000,000	1,000,380
		3,981,087

Rhode Island - 0.37%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	215,587
2.45%, 10/01/2021	125,000	125,411
2.60%, 04/01/2022	335,000	337,730
2.70%, 10/01/2022	245,000	247,232
2.93%, 10/01/2023	110,000	110,957
3.03%, 04/01/2024	200,000	202,606
3.13%, 10/01/2024	245,000	248,420
3.17%, 04/01/2025	385,000	389,170
3.27%, 10/01/2025	490,000	495,630
3.39%, 04/01/2026	505,000	511,878
3.44%, 10/01/2026	510,000	517,314
3.49%, 04/01/2027	520,000	527,441
3.54%, 10/01/2027	510,000	517,278
3.59%, 04/01/2028	545,000	551,480
3.64%, 10/01/2028	555,000	561,582
3.77%, 10/01/2027	1,000,000	1,010,760
4.07%, 10/01/2032	1,000,000	1,013,140
		7,583,616

South Carolina - 0.20%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	3,285,000	3,324,354
4.00%, 07/01/2034	795,000	808,730
		4,133,084

South Dakota - 0.33%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	880,000	874,139
3.43%, 11/01/2031	1,595,000	1,565,572
3.50%, 11/01/2041	1,330,000	1,350,961
3.77%, 11/01/2035	2,490,000	2,447,869
3.80%, 05/01/2031	555,000	547,985
		6,786,526

Tennessee - 0.08%
Tennessee State Housing Development Agency
2.95%, 07/01/2027	455,000	442,232
3.00%, 01/01/2028	435,000	421,602
3.50%, 07/01/2031	855,000	873,417
		1,737,251

Texas - 1.15%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	510,845
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	7,920,000	7,840,800
Texas State Department of Housing & Community Affairs
1.14%, 09/01/2036 (c)	2,500,000	2,500,000
2.88%, 07/01/2041	3,995,000	4,059,439
3.10%, 09/01/2047	2,872,299	2,881,519
3.18%, 03/01/2039	3,785,000	3,870,276
Texas Woman's University
1.73%, 07/01/2019	280,000	279,801
2.36%, 07/01/2021	290,000	291,143

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
University of North Texas
3.86%, 04/15/2032	$1,250,000	$1,299,725
		23,533,548

Utah - 0.47%
South Davis Sewer District
3.25%, 12/01/2023	85,000	86,316
Utah State Housing Corp.
2.05%, 01/01/2043	2,194,000	2,116,530
2.15%, 01/01/2043	2,443,000	2,399,906
2.20%, 07/01/2041	2,265,000	2,236,642
2.70%, 07/01/2044	1,984,000	1,970,052
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	540,356
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	105,288
4.40%, 05/01/2019	200,000	211,558
		9,666,648

Virginia - 1.29%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	520,890
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	499,645
3.10%, 06/25/2041	8,082,578	8,181,428
3.13%, 11/25/2039	2,900,341	2,944,542
3.25%, 08/25/2042	1,667,188	1,700,199
3.40%, 12/01/2026	500,000	511,330
3.57%, 10/01/2026	2,000,000	2,046,580
4.17%, 10/01/2032	1,000,000	1,034,270
4.25%, 10/25/2043	1,189,558	1,263,322
4.30%, 12/25/2043	2,242,754	2,381,827
5.50%, 06/25/2034	1,669,351	1,671,438
5.50%, 03/25/2036 (a) (b)	1,631,097	1,707,554
6.32%, 08/01/2019	1,980,000	2,019,699
		26,482,724

Washington - 0.33%
King County Housing Authority
6.38%, 12/31/2046	3,595,000	3,631,849
Port of Vancouver
3.60%, 12/01/2033	530,000	530,228
3.81%, 12/01/2036	1,000,000	1,000,740
3.91%, 12/01/2041	1,000,000	989,850
Washington State Housing Finance Commission
1.30%, 01/15/2037 (c)	525,000	525,000
		6,677,667

West Virginia - 0.08%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	248,107
2.05%, 11/01/2020	325,000	322,098
2.30%, 11/01/2021	500,000	495,995
2.81%, 05/01/2018	650,000	654,082
		1,720,282
TOTAL MUNICIPAL BONDS (Cost $449,725,538)		453,931,624

ASSET-BACKED SECURITIES - 1.45%
HERO Funding Trust
3.08%, 09/20/2042 (e)	7,712,058	7,753,834
3.57%, 09/20/2047 (e)	4,334,609	4,457,301
3.75%, 09/20/2041 (e)	2,836,379	2,935,523
Oportun Funding IV
3.28%, 11/08/2021 (e)	6,500,000	6,531,050
Oportun Funding VI
3.23%, 06/08/2023 (e)	8,000,000	8,098,249
		—
TOTAL ASSET-BACKED SECURITIES (Cost $29,373,724)		29,775,957

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount/Shares	Value

CORPORATE BONDS - 0.82%
Apple
3.00%, 06/20/2027	$4,845,000	$4,881,003
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,796,293
Salvation Army
5.50%, 09/01/2018	1,375,000	1,417,098
5.64%, 09/01/2026	4,400,000	4,879,823
Starbucks
2.45%, 06/15/2026	3,000,000	2,939,548
		—
TOTAL CORPORATE BONDS (Cost $16,375,510)		16,913,765

U.S. TREASURY OBLIGATIONS - 0.60%
U.S. Treasury Bond
2.25%, 08/15/2046	6,000,000	5,419,219
3.00%, 02/15/2047	6,500,000	6,863,340
		—
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,630,113)		12,282,559

CERTIFICATE OF DEPOSIT - 0.01%
Self Help
0.87%, 12/31/2049	250,000	250,000
		—
TOTAL CERTIFICATE OF DEPOSIT (Cost $250,000)		250,000

SHORT-TERM INVESTMENT - 2.87%
Money Market Fund - 2.87%
First American Government Obligations Fund, Cl Z, 0.88% (f)	58,933,159	58,933,159
TOTAL SHORT-TERM INVESTMENT (Cost $58,933,159)		58,933,159

Total Investments (Cost $2,054,657,375) - 100.59%		2,067,240,951
Liabilities in Excess of Other Assets, Net - (0.59)%		(12,197,880)
NET ASSETS - 100.00%		$2,055,043,071

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2017:
Cost of Investments	$2,054,657,375
Gross Unrealized Appreciation	26,932,151
Gross Unrealized Depreciation	(14,348,575)
Net Unrealized Depreciation	$12,583,576

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2017 is $23,996,146, which represents 1.17% of total net assets.

(b)	Level 3 security in accordance with fair level hierarchy.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Security is subject to Alternative Minimum Tax.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  The security may only be resold to qualified institutional buyers in transactions exempt from registration.  At August 31, 2017, these securities amounted to $29,775,957, which represents 1.45% of total net assets.

(f)	The rate shown is the 7-day effective yield as of August 31, 2017.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture
VAR — Variable Rate

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$-	$1,472,865,295	$22,288,592		$1,495,153,887
Municipal Bonds	-	452,224,070	1,707,554		453,931,624
Asset-Backed Securities	-	29,775,957	-		29,775,957
Corporate Bonds	-	16,913,765	-		16,913,765
U.S. Treasury Obligations	-	12,282,559	-		12,282,559
Certificate of Deposit	-	250,000	-		250,000
Short-Term Investment	58,933,159	-	-		58,933,159
Total Investments in Securities	$58,933,159	$1,984,311,646	$23,996,146	*	$2,067,240,951

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2017	$16,541,081
Accrued discounts/premiums	(1,806)
Realized gain/(loss)	(3,172)
Change in appreciation/(depreciation)	53,362
Purchases	4,214,667
Sales	(82,191)
Amortization sold	(1,461)
Transfer into Level 3	1,568,112
Transfer out of Level 3	-
Ending balance as of August 31, 2017	$22,288,592
Change in unrealized gains included in earnings related to securities still held at reporting date	$73,123

Investments in Municipal Bonds
Beginning Balance as of June 1, 2017	$1,740,498
Accrued discounts/premiums	172
Realized gain/(loss)	475
Change in appreciation/(depreciation)	(13,578)
Purchases	-
Sales	(20,132)
Amortization sold	119
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2017	$1,707,554
Change in unrealized losses included in earnings related to securities still held at reporting date	$(13,578)

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2017	$15,649,803
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	-
Purchases	-
Sales	-
Amortization sold	-
Transfer into Level 3	-
Transfer out of Level 3	(15,649,803)
Ending balance as of August 31, 2017	$-
Change in unrealized gains included in earnings related to securities still held at reporting date	$609

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2017, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2017.  The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$10,099,240	Matrix Pricing	Structure	Lockout range 4.59-7.30 years (5.56 yr average lock out), remaining maturity term range 3.99-33.02 years (20.94 year average maturity range)
			Remaining Average Life	0.29-7.25 (3.50) Years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+266 - N+290 (N+276)
			Offered Quotes variance to Mark	0.53% - 2.32% (1.13%)
U.S. Government & Agency Obligations - FNMA Multifamily - DUS	$8,637,170	Matrix Pricing	Structure	('1. '30YR Amortization / 10YR Balloon / 7YR Yield Maintenance Period) (2. '30YR Amortization / 12YR Balloon / 11.5YR Yield Maintenance Period / 5YR IO Period)
			Average Life	9.07-10.56 (9.82) Years
			Coupon	2.95% - 3.06% (3.01%)
			Spread	N+70 - N+72 ('N+71)
			Offered Quotes variance to Mark	0.41% - 0.56% (0.66%)
U.S. Government & Agency Obligations - GNMA Multifamily - REMIC	$2,397,750	Matrix Pricing	Structure	4.99 year average life sequential payer
			Remaining Average Life	3.95
			Coupon	2.60%
			Spread to benchmark	N+85
			Offered Quotes variance to Mark	0.47%

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2017 (unaudited)

Financial Asset	Fair Value at August 31, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - Small Business Administration	$338,870	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	1.23 - 4.74 (2.99) Years
			Coupon	5.63% - 6.08% (5.86%)
			Spread to Benchmark	N+34-N+151 (N+93)
			Offered Quotes variance to Mark	Utilize dealer indications
U.S. Government & Agency Obligations - USDA Loan	$815,562	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	3.13 years
			Coupon	5.28%
			Spread to Benchmark	N+110
			Offered Quotes variance to Mark	Utilize dealer indications
Municipal Bond	$1,707,554	Matrix Pricing	Remaining Average Life	5.36 years
			Coupon	5.10%
			Spread to benchmark	-6/TBA
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2017, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 38.02%
Arizona - 0.21%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (a)	$70,000	$70,049

California - 4.36%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (a)	150,000	179,191
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (a)	290,000	332,700
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (a)	250,000	307,930
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (a)	250,000	279,300
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (a)	250,000	324,902
		1,424,023

Florida - 7.36%
Florida State Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	155,891
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (a)	220,000	252,910
6.25%, 10/01/2045 (a)	745,000	844,301
Miami-Dade County
7.50%, 04/01/2040 (a)	500,000	692,540
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (a)	405,000	456,982
		2,402,624

Georgia - 1.30%
Atlanta Development Authority
5.35%, 01/01/2035 (a)	400,000	424,512

Illinois - 1.50%
Bedford Park Village
6.57%, 12/01/2030 (a)	445,000	489,891

Louisiana - 1.76%
New Orleans Public Improvement
6.05%, 12/01/2038 (a)	500,000	573,280

Maryland - 2.36%
Baltimore
5.38%, 09/01/2025	230,000	244,582
5.38%, 09/01/2030 (a)	500,000	526,620
		771,202

Massachusetts - 0.17%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	55,000	56,701

Minnesota - 0.51%
Minneapolis Development Revenue
6.50%, 06/01/2040 (a)	155,000	167,936

Missouri - 1.14%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (a)	365,000	371,665

Nevada - 2.82%
Washoe County
7.97%, 02/01/2040 (a)	675,000	921,051

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount/Shares	Value
MUNICIPAL BONDS — continued
New Jersey - 0.61%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (a)	$175,000	$198,859

North Carolina - 0.73%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (a)	225,000	239,625

Ohio - 1.83%
Montgomery
4.80%, 12/01/2037 (a)	110,000	112,006
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (a)	230,000	239,665
7.08%, 12/01/2040 (a)	235,000	245,871
		597,542

Oklahoma - 0.39%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (a)	120,000	127,704

South Carolina - 1.42%
Myrtle Beach
5.90%, 06/01/2039 (a)	400,000	462,600

Texas - 4.68%
Austin
5.75%, 11/15/2042 (a)	300,000	330,039
5.75%, 11/15/2042 (a)	750,000	834,480
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (a)	340,000	362,828
		1,527,347

Utah - 0.14%
South Davis Sewer District
3.25%, 12/01/2023	45,000	45,697

Washington - 0.68%
King County Housing Authority
6.38%, 12/31/2046 (a)	220,000	222,255

West Virginia - 2.46%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (a)	550,000	583,616
8.25%, 03/01/2035 (a)	195,000	221,514
		805,130

Wisconsin - 1.59%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (a)	475,000	518,553

TOTAL MUNICIPAL BONDS
(Cost $11,951,172)		12,418,246

COMMON STOCK - 27.62%
Consumer Discretionary - 4.25%
EnerCare (Canada)	55,000	922,723
Six Flags Entertainment (a)	8,500	463,845
		1,386,568
		—
Consumer Staples - 1.65%
Diageo ADR	4,000	537,640
		—
Energy - 4.37%
Crestwood Equity Partners (a) (b) (c)	29,100	726,045
ONEOK (a) (c)	6,947	376,249
Scorpio Tankers (a) (c)	80,000	325,600
		1,427,894
		—
Financials - 5.02%
Blackstone Mortgage Trust (a) (c) (d)	13,000	407,550
Starwood Property Trust (a) (d)	40,000	888,400

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

	Shares/Principal Amount	Value
COMMON STOCK — continued
WP Carey (d)	5,000	$344,250
		1,640,200
		—
Industrials - 3.50%
Aircastle (a)	14,500	325,090
Macquarie Infrastructure (a)	11,000	819,280
		1,144,370
		—
Information Technology - 1.38%
Dell Technologies (c) (e)	6,000	449,580
		—
Real Estate - 5.33%
Community Healthcare Trust (d)	16,000	424,960
Independence Realty Trust (a) (d)	60,000	617,400
National Retail Properties (d)	7,500	313,725
Weingarten Realty Investors (d)	12,000	384,480
		1,740,565
		—
Utilities - 2.12%
NRG Yield (a)	37,500	693,750
		—
TOTAL COMMON STOCK
(Cost $7,735,742)		9,020,567

CORPORATE BONDS - 17.77%
Barclays
6.63%, VAR USD Swap Semi 30/360 5 Yr Curr+5.022%, 06/29/2049	$900,000	918,087
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	500,000	522,500
DNB Bank
6.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080%, 12/29/2049	500,000	536,250
JPMorgan Chase
7.90%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,250,000	1,287,500
NextEra Energy Capital Holdings
4.66%, VAR ICE LIBOR USD 3 Month+3.348%, 09/01/2067	670,000	673,350
Royal Bank of Scotland Group
8.63%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%, 12/31/2049	1,000,000	1,107,500
Salvation Army
5.68%, 09/01/2031	100,000	111,914
Societe Generale
7.38%, VAR USD Swap Semi 30/360 5 Yr Curr+6.238%, 12/29/2049 (f)	600,000	648,750
		—
TOTAL CORPORATE BONDS
(Cost $5,768,002)		5,805,851

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.35%
FGLMC Single Family - 0.03%
Pool FHR 2106 S, 6.82%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	55,346	10,756

FHA Project Loans - 7.13%
Pool A35272, 5.00%, 06/01/2035 (g) (h)	250,117	249,350
Pool Robin Ridge, 5.75%, 01/01/2035 (g) (h)	109,856	109,319
Pool 023-98146, 6.51%, 07/01/2047 (g) (h)	1,851,167	1,970,720
		2,329,389

FNMA Multifamily - 1.55%
Pool 464296, 5.86%, 01/01/2028 (a)	339,401	409,001
Pool 463194, 6.36%, 08/01/2027 (a)	95,277	99,123
		508,124

GNMA Multifamily - 1.77%
Pool 2010-68, 5.35%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	939,009	168,842
Pool 699710, 5.43%, 07/15/2044 (a)	400,106	408,108
		576,950

Small Business Administration - 0.17%
2008-20C, 5.49%, 03/01/2028	50,075	54,684

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

	Principal Amount/Shares	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — continued
USDA Loan - 2.70%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (g) (h)	$809,493	$882,510
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,293,747)		4,362,413

PREFERRED STOCK - 9.52%
Energy - 5.71%
NuStar Energy, 8.50%, VAR ICE LIBOR USD 3 Month+6.766%	20,000	525,000
Scorpio Tankers, 8.25%	17,500	442,925
Scorpio Tankers, 7.50%	17,700	447,810
Targa Resources Partners, 9.00%, VAR ICE LIBOR USD 1 Month+7.710% (a)	17,000	449,480
		1,865,215
		—
Financials - 3.81%
Chimera Investment, 8.00%, VAR ICE LIBOR USD 3 Month+5.791% (d)	32,000	826,880
Deutsche Bank Contingent Capital Trust III, 7.60%	16,000	416,960
		1,243,840
		—
TOTAL PREFERRED STOCK
(Cost $3,038,608)		3,109,055

CLOSED-END FUNDS - 8.39%
Deutsche High Income Opportunities Fund	39,000	585,000
Eaton Vance Limited Duration Income Fund	50,000	697,000
PIMCO Dynamic Credit and Mortgage Income Fund (a)	35,000	792,050
Prudential Global Short Duration High Yield Fund	45,000	667,800
		—
TOTAL CLOSED-END FUNDS
(Cost $2,582,061)		2,741,850

ASSET-BACKED SECURITIES - 5.87%
HASC
1.62%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	235,000	199,681
HERO Funding Trust
3.75%, 09/20/2041 (f)	200,593	207,604
3.91%, 09/20/2042 (g) (h)	299,913	310,258
4.50%, 09/21/2042 (f) (g) (h)	643,452	637,621
5.24%, 09/20/2042 (f)	304,428	311,066
Oportun Funding IV
3.28%, 11/08/2021 (f)	250,000	251,194
		—
TOTAL ASSET-BACKED SECURITIES
(Cost $1,835,496)		1,917,424

EXCHANGE TRADED FUND - 1.86%
PennantPark Floating Rate Capital	42,500	606,050
		—
TOTAL EXCHANGE TRADED FUND
(Cost $587,562)		606,050

SHORT-TERM INVESTMENT - 5.43%
Money Market Fund - 5.43%
First American Government Obligations Fund, Cl Z, 0.88% (i)	1,774,476	1,774,476
TOTAL SHORT-TERM INVESTMENT
(Cost $1,774,476)		1,774,476

Total Investments (Cost $39,566,866) - 127.83%		41,755,932
Liabilities in Excess of Other Assets, Net - (27.83)%		(9,090,117)
NET ASSETS - 100.00%		$32,665,815

COMMON STOCK SOLD SHORT - (10.16)%
Consumer Discretionary - (0.44)%
Omnicom Group	(2,000)	$(144,760)

Energy - (2.39)%
Chevron (c)	(3,600)	(387,432)
ExxonMobil	(5,150)	(393,100)
		(780,532)

Financials - (2.33)%
CVS Health	(5,000)	(386,700)

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

	Shares	Value
COMMON STOCK — continued
Financials - (continued)
Realty Income (d)	(6,500)	$(374,140)
		(760,840)

Health Care - (0.27)%
DaVita (e)	(1,500)	(87,840)

Real Estate - (3.62)%
AvalonBay Communities (d)	(1,500)	(281,595)
Equity Residential (d)	(8,000)	(537,200)
GGP (c) (d)	(10,000)	(207,500)
Simon Property Group (d)	(1,000)	(156,850)
		(1,183,145)

Utilities - (1.11)%
Southern	(7,500)	(361,950)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $3,374,001)		(3,319,067)

EXCHANGE TRADED FUNDS SOLD SHORT - (1.29)%
Consumer Staples Select Sector SPDR Fund(c)	(2,000)	(109,420)
SPDR S&P Dividend Fund	(3,500)	(311,780)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $389,309)		(421,200)

Total Securities Sold Short
(Proceeds $3,763,310)		$(3,740,267)

	Contracts
PURCHASED OPTIONS - 0.83% (e)(j)

TOTAL PURCHASED OPTIONS
(Cost $435,245)	4,232	$271,430
WRITTEN OPTIONS - (0.22)% (e)(j)

TOTAL WRITTEN OPTIONS
(Premiums Received $133,624)	(2,015)	$(73,466)

A list of the open futures contracts held by the Fund August 31, 2017, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD Currency	(7)	Sep-2017	$(520,500)	$(560,245)	$(39,745)
CBT 5-Year DSF	(58)	Sep-2017	(5,828,563)	(5,860,719)	(32,156)
CBT 10-Year DSF	(11)	Sep-2017	(1,133,321)	(1,140,562)	(7,241)
Russell 2000 Index E-MINI	(12)	Sep-2017	(834,547)	(842,640)	(8,093)
S&P 500 Index E-MINI	(7)	Sep-2017	(851,218)	(864,500)	(13,282)
U.S. 2-Year Treasury Note	(1)	Oct-2017	(216,404)	(216,547)	(143)
U.S. 5-Year Treasury Note	(13)	Oct-2017	(1,539,890)	(1,544,156)	(4,266)
U.S. 10-Year Treasury Note	(34)	Sep-2017	(4,309,218)	(4,326,500)	(17,282)
U.S. Long Treasury Bond	(13)	Sep-2017	(2,015,268)	(2,045,875)	(30,607)
			$(17,248,929)	$(17,401,744)	$(152,815)

A list of the open options contracts held by the Fund at August 31, 2017, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.83%
Call Options
Alerian MLP ETF
Expires 10/21/2017, Strike Price $11.00	100	$110,000	$3,500
Expires 10/21/2017, Strike Price $12.00	175	192,500	700
AMC Entertainment Holdings

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

	Contracts	Notional Amount	Value
Expires 09/16/2017, Strike Price $25.00	70	$91,000	$210
Crestwood Equity Partners
Expires 10/21/2017, Strike Price $25.00	75	187,500	7,125
DISH Network
Expires 09/16/2017, Strike Price $70.00	20	114,000	100
Fairmount Santrol Holdings
Expires 09/16/2017, Strike Price $5.00	70	21,000	210
IMAX
Expires 09/16/2017, Strike Price $20.00	20	38,000	100
Expires 12/16/2017, Strike Price $20.00	20	38,000	2,100
Macquarie Infrastructure Corp.
Expires 10/21/2017, Strike Price $80.00	50	370,000	1,000
ONEOK
Expires 09/16/2017, Strike Price $52.50	30	162,000	6,000
Regal Entertainment Group
Expires 10/21/2017, Strike Price $20.00	50	75,000	150
Expires 01/20/2018, Strike Price $20.00	100	150,000	500
Scorpio Tankers
Expires 10/21/2017, Strike Price $4.00	210	84,000	7,560
Expires 01/20/2018, Strike Price $4.00	710	284,000	42,600
Expires 09/16/2017, Strike Price $4.00	64	25,600	640
Seaspan
Expires 02/17/2018, Strike Price $7.50	250	175,000	14,500
SPDR Gold Shares
Expires 10/21/2017, Strike Price $129.00	250	650,000	17,750
Sprint
Expires 09/16/2017, Strike Price $9.00	80	64,000	400
United States Natural Gas Fund
Expires 10/21/2017, Strike Price $7.00	200	140,000	3,600
United States Oil Fund
Expires 09/16/2017, Strike Price $10.00	100	100,000	600
VIX
Expires 10/21/2017, Strike Price $15.00	170	187,000	24,650
Expires 11/18/2017, Strike Price $18.00	30	33,000	3,990
Put Options
Ally Financial
Expires 09/16/2017, Strike Price $18.00	50	115,000	100
AmTrust Financial Services
Expires 09/16/2017, Strike Price $12.50	40	48,000	1,800

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

	Contracts	Notional Amount	Value
Consumer Staples Select Sector SPDR Fund
Expires 09/16/2017, Strike Price $55.00	100	$550,000	$6,900
General Motors
Expires 09/16/2017, Strike Price $30.00	100	360,000	100
iShares China Large-Capital ETF
Expires 09/16/2017, Strike Price $39.50	50	220,000	150
Expires 12/16/2017, Strike Price $42.00	80	352,000	7,440
iShares iBoxx $ High Yield Corporate Bond ETF
Expires 10/21/2017, Strike Price $87.00	265	2,358,500	13,515
Expires 11/18/2017, Strike Price $86.00	100	890,000	6,600
iShares Russell 2000 ETF
Expires 11/18/2017, Strike Price $135.00	200	800,000	47,000
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 09/16/2017, Strike Price $30.00	63	189,000	3,780
SPDR S&P500 ETF Trust
Expires 11/18/2017, Strike Price $238.00	160	752,000	41,280
Expires 10/21/2017, Strike Price $235.00	30	141,000	2,280
Technology Select Sector SPDR Fund
Expires 09/16/2017, Strike Price $54.00	100	590,000	200
Expires 10/21/2017, Strike Price $56.00	50	295,000	2,300
			—
TOTAL PURCHASED OPTIONS
(Cost $435,245)			$271,430
WRITTEN OPTIONS - (0.22)%
Call Options
Blackstone Mortgage Trust
Expires 09/16/2017, Strike Price $30.00	(21)	$(65,100)	$(3,255)
Dell Technologies
Expires 10/21/2017, Strike Price $70.00	(10)	(75,000)	(5,900)
Diageo
Expires 09/16/2017, Strike Price $135.00	(20)	(68,000)	(2,100)
Macquarie Infrastructure Corp.
Expires 10/21/2017, Strike Price $85.00	(50)	(370,000)	(250)
ONEOK
Expires 09/16/2017, Strike Price $55.00	(30)	(162,000)	(1,650)

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

	Contracts	Notional Amount	Value
SPDR Gold Shares
Expires 09/16/2017, Strike Price $129.00	(250)	$(650,000)	$(8,250)
VIX
Expires 09/16/2017, Strike Price $25.00	(170)	(187,000)	(2,210)
Put Options
Ally Financial
Expires 09/16/2017, Strike Price $16.00	(50)	(115,000)	(250)
Chevron
Expires 09/16/2017, Strike Price $100.00	(15)	(12,000)	(120)
Consumer Staples Select Sector SPDR Fund
Expires 09/16/2017, Strike Price $51.00	(100)	(550,000)	(100)
FXI
Expires 12/16/2017, Strike Price $37.00	(80)	(352,000)	(2,400)
General Motors
Expires 09/16/2017, Strike Price $28.00	(100)	(360,000)	(300)
GGP
Expires 09/16/2017, Strike Price $20.00	(40)	(84,000)	(840)
iShares iBoxx $ High Yield Corporate Bond ETF
Expires 09/16/2017, Strike Price $83.00	(50)	(445,000)	(200)
Expires 10/21/2017, Strike Price $83.00	(226)	(2,011,400)	(2,938)
Expires 11/18/2017, Strike Price $82.00	(100)	(890,000)	(2,600)
iShares Russell 2000 ETF
Expires 10/21/2017, Strike Price $125.00	(25)	(100,000)	(325)
Expires 11/18/2017, Strike Price $125.00	(225)	(900,000)	(18,225)
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 09/16/2017, Strike Price $28.00	(63)	(189,000)	(693)
SPDR S&P500 ETF Trust
Expires 11/18/2017, Strike Price $223.00	(180)	(846,000)	(18,540)
Expires 10/21/2017, Strike Price $230.00	(30)	(141,000)	(1,410)
Expires 10/21/2017, Strike Price $220.00	(30)	(141,000)	(360)
Technology Select Sector SPDR Fund
Expires 09/16/2017, Strike Price $49.00	(100)	(590,000)	(100)
Expires 10/21/2017, Strike Price $51.00	(50)	(295,000)	(450)
			—
TOTAL WRITTEN OPTIONS
(Premiums Received $133,624)			$(73,466)

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

Footnotes

The following information for the Fund is presented on an income tax basis as of August 31, 2017:

Cost of Investments	$39,566,866
Gross Unrealized Appreciation	2,398,565
Gross Unrealized Depreciation	(209,499)
Net Unrealized Appreciation	$2,189,066

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Security considered to be a Master Limited Partnership. At August 31, 2017, this security amounted to $726,045 or 2.22% of total net assets.
(c)	Underlying security for a written/purchased option.
(d)	REIT - Real Estate Investment Trust.
(e)	Non-income producing security.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At August 31, 2017, these securities amounted to $2,056,235, which represents 6.29% of total net assets.

(g)	Level 3 security in accordance with fair value hierarchy.
(h)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2017 is $4,159,778, which represents 12.73% of total net assets.

(i)	The rate shown is the 7-day effective yield as of August 31, 2017.
(j)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
CAD — Canadian Dollar
CBT — Chicago Board of Trade
Cl — Class
DSF — Deliverable Swap Future
ETF — Exchange Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
MLP — Master Limited Partnership
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
USD — United States Dollar
USDA — United States Department of Agriculture
VAR — Variable Rate
VIX — Chicago Board Options Exchange Volatility Index

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2017:

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$-	$12,418,246	$-		$12,418,246
Common Stock	9,020,567	-	-		9,020,567
Corporate Bonds	-	5,805,851	-		5,805,851
U.S. Government & Agency Obligations	-	1,150,514	3,211,899		4,362,413
Preferred Stock	416,960	2,692,095	-		3,109,055
Closed-End Funds	2,741,850	-	-		2,741,850
Asset-Backed Securities	-	969,545	947,879		1,917,424
Exchange Traded Fund	606,050	-	-		606,050
Short-Term Investment	1,774,476	-	-		1,774,476
Total Assets	$14,559,903	$23,036,251	$4,159,778	*	$41,755,932

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(3,319,067)	$-	$-	$(3,319,067)
Exchange Traded Funds	(421,200)	-	-	(421,200)
Total Liabilities	$(3,740,267)	$-	$-	$(3,740,267)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$271,430	$-	$-	$271,430
Written Options	(73,466)	-	-	(73,466)
Futures**
Unrealized Depreciation	(152,815)	-	-	(152,815)
Total Other Financial Instruments	$45,149	$-	$-	$45,149

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2017	$3,227,429
Accrued discounts/premiums	(353)
Realized gain/(loss)	(730)
Change in appreciation/(depreciation)	3,889
Purchases	-
Sales	(18,323)
Amortization sold	(13)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2017	$3,211,899
Change in unrealized losses included in earnings related to securities still held at reporting date	$(1,549)

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2017	$1,478,589
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	-
Purchases	-
Sales	(10,808)
Amortization sold	-
Transfer into Level 3	-
Transfer out of Level 3	(519,902)
Ending balance as of August 31, 2017	$947,879
Change in unrealized gains included in earnings related to securities still held at reporting date	$2,545

For the period ended August 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

CCM Alternative Income Fund

Schedule of Investments August 31, 2017 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2017.  The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Loans	$2,329,389	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 8.18 - 17.35 years (12.76 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.24 - 4.88 (1.81) Years
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+266 - N+285 (N+272)
			Offered Quotes Variance to Mark	0.53% - 1.21% (0.76%)

U.S. Government & Agency Obligations - USDA Loan	$882,510	Matrix Pricing	Structure	40 year term, with 3 years remaining penalty (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	239/N/8.5CPR
			Offered Quotes Variance to Mark	Utilize dealer indications
Asset-Backed Securities	$947,879	Matrix Pricing	Structure	Fixed Rate Coupons
			Average Life	1.73 - 5.28 (2.86) Years
			Coupon	3.91% - 4.50% (4.21%)
			Spread to Benchmark	N+170 - N+365 (N+268)
			Offered Quotes Variance to Mark	-1.89% - -0.53% (-1.21%)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2017, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 20, 2017

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: October 20, 2017